Investment Portfolioas of September 30, 2023 (Unaudited)
DWS Small Cap Index VIP
	Shares	Value ($)

Common Stocks 98.7%
Communication Services 2.4%
Diversified Telecommunication Services 0.4%
Anterix, Inc.*	1,828	57,363
AST SpaceMobile, Inc.* (a)	11,383	43,255
ATN International, Inc.	1,692	53,400
Bandwidth, Inc. "A"*	3,708	41,789
Charge Enterprises, Inc.*	18,975	9,434
Cogent Communications Holdings, Inc.	6,510	402,969
Consolidated Communications Holdings, Inc.*	11,043	37,767
EchoStar Corp. "A"*	5,089	85,241
Globalstar, Inc.*	104,335	136,679
IDT Corp. "B"*	2,365	52,148
Liberty Latin America Ltd. "A"*	4,978	40,621
Liberty Latin America Ltd. "C"*	21,807	177,945
Lumen Technologies, Inc.*	153,186	217,524
Ooma, Inc.*	3,495	45,470
		1,401,605
Entertainment 0.4%
Atlanta Braves Holdings, Inc. "A"*	1,542	60,246
Atlanta Braves Holdings, Inc. "C"*	6,756	241,392
Cinemark Holdings, Inc.*	16,585	304,335
IMAX Corp.*	6,571	126,952
Lions Gate Entertainment Corp. "A"*	8,765	74,327
Lions Gate Entertainment Corp. "B"*	17,896	140,842
Loop Media, Inc.*	5,963	2,964
Madison Square Garden Entertainment Corp.* (a)	6,552	215,626
Marcus Corp.	3,636	56,358
Playstudios, Inc.*	11,890	37,810
Reservoir Media, Inc.*	2,965	18,086
Sphere Entertainment Co.*	3,829	142,286
Vivid Seats, Inc. "A"*	3,146	20,197
		1,441,421
Interactive Media & Services 0.7%
Bumble, Inc. "A"*	15,380	229,470
Cargurus, Inc.*	14,870	260,522
Cars.com, Inc.*	10,129	170,775
DHI Group, Inc.*	6,256	19,143
Eventbrite, Inc. "A"*	11,807	116,417
EverQuote, Inc. "A"*	3,269	23,635
fuboTV, Inc.*	41,505	110,818
Grindr, Inc.*	6,336	36,432
Liberty TripAdvisor Holdings, Inc. "B"*	118	3,464
MediaAlpha, Inc. "A"*	3,357	27,729
Nextdoor Holdings, Inc.*	22,740	41,387
Outbrain, Inc.*	6,599	32,137
QuinStreet, Inc.*	7,464	66,952
Shutterstock, Inc.	3,663	139,377
System1, Inc.*	3,923	4,747

TrueCar, Inc.*	14,471	29,955
Vimeo, Inc.*	22,005	77,898
Yelp, Inc.*	10,065	418,603
Ziff Davis, Inc.*	7,040	448,378
ZipRecruiter, Inc. "A"*	10,314	123,665
		2,381,504
Media 0.7%
Advantage Solutions, Inc.*	12,640	35,898
AMC Networks, Inc. "A"*	4,794	56,473
Boston Omaha Corp. "A"*	3,508	57,496
Cardlytics, Inc.*	5,043	83,210
Clear Channel Outdoor Holdings, Inc.*	55,033	86,952
Daily Journal Corp.*	190	55,860
Emerald Holding, Inc.*	2,534	11,454
Entravision Communications Corp. "A"	9,050	33,033
Gambling.com Group Ltd.*	1,667	21,804
Gannett Co., Inc.*	21,472	52,606
Gray Television, Inc.	12,351	85,469
iHeartMedia, Inc. "A"*	16,153	51,044
Integral Ad Science Holding Corp.*	7,106	84,490
John Wiley & Sons, Inc. "A"	6,447	239,635
Magnite, Inc.*	19,795	149,254
PubMatic, Inc. "A"*	6,260	75,746
Scholastic Corp.	4,053	154,581
Sinclair, Inc.	4,693	52,656
Stagwell, Inc.*	11,610	54,451
TechTarget, Inc.*	3,967	120,438
TEGNA, Inc.	30,337	442,010
The E.W. Scripps Co. "A"*	8,932	48,947
Thryv Holdings, Inc.*	4,474	83,977
Townsquare Media, Inc. "A"	1,880	16,394
Urban One, Inc.*	2,940	14,776
WideOpenWest, Inc.*	7,173	54,873
		2,223,527
Wireless Telecommunication Services 0.2%
Gogo, Inc.*	9,696	115,673
Shenandoah Telecommunications Co.	7,395	152,411
Spok Holdings, Inc.	2,792	39,842
Telephone & Data Systems, Inc.	14,943	273,606
Tingo Group, Inc.*	19,275	19,757
		601,289
Consumer Discretionary 10.5%
Automobile Components 1.5%
Adient PLC*	14,437	529,838
American Axle & Manufacturing Holdings, Inc.*	17,415	126,433
Atmus Filtration Technologies, Inc.* (a)	2,344	48,872
Cooper-Standard Holdings, Inc.*	2,694	36,154
Dana, Inc.	19,792	290,349
Dorman Products, Inc.*	3,976	301,222
Fox Factory Holding Corp.*	6,449	638,967
Gentherm, Inc.*	4,997	271,137
Goodyear Tire & Rubber Co.*	42,120	523,552
Holley, Inc.*	7,454	37,195
LCI Industries	3,718	436,568
Luminar Technologies, Inc.* (a)	40,359	183,633
Modine Manufacturing Co.*	7,703	352,412

Patrick Industries, Inc.	3,239	243,119
Solid Power, Inc.*	24,416	49,320
Standard Motor Products, Inc.	3,246	109,131
Stoneridge, Inc.*	3,963	79,537
Visteon Corp.*	4,251	586,936
XPEL, Inc.*	3,431	264,564
		5,108,939
Automobiles 0.1%
Fisker, Inc.* (a)	29,855	191,669
Livewire Group, Inc.*	1,676	11,615
Winnebago Industries, Inc.	4,413	262,353
Workhorse Group, Inc.*	22,404	9,284
		474,921
Broadline Retail 0.1%
Big Lots, Inc.	4,709	24,063
ContextLogic, Inc. "A"*	3,478	15,338
Dillard's, Inc. "A"	526	174,006
Savers Value Village, Inc.*	3,789	70,741
		284,148
Distributors 0.0%
Weyco Group, Inc.	762	19,317
Diversified Consumer Services 1.2%
2U, Inc.*	10,847	26,792
Adtalem Global Education, Inc.*	6,470	277,239
Carriage Services, Inc.	2,062	58,252
Chegg, Inc.*	17,990	160,471
Coursera, Inc.*	19,529	364,997
Duolingo, Inc.*	4,313	715,397
European Wax Center, Inc. "A"*	5,238	84,856
Frontdoor, Inc.*	12,285	375,798
Graham Holdings Co. "B"	533	310,739
Laureate Education, Inc.	19,890	280,449
Lincoln Educational Services Corp.*	3,858	32,600
Nerdy, Inc.*	9,102	33,677
OneSpaWorld Holdings Ltd.*	12,278	137,759
Perdoceo Education Corp.	9,898	169,256
Rover Group, Inc.*	14,089	88,197
Strategic Education, Inc.	3,404	256,151
Stride, Inc.*	6,408	288,552
Udemy, Inc.*	13,063	124,099
Universal Technical Institute, Inc.*	4,804	40,258
WW International, Inc.*	8,087	89,523
		3,915,062
Hotels, Restaurants & Leisure 2.2%
Accel Entertainment, Inc.*	8,256	90,403
Bally's Corp.*	4,207	55,154
Biglari Holdings, Inc. "B"*	123	20,418
BJ's Restaurants, Inc.*	3,526	82,720
Bloomin' Brands, Inc.	13,290	326,801
Bluegreen Vacations Holding Corp	1,654	60,669
Bowlero Corp.* (a)	4,654	44,771
Brinker International, Inc.*	6,683	211,116
Carrols Restaurant Group, Inc.*	5,740	37,827
Century Casinos, Inc.*	4,231	21,705
Chuy's Holdings, Inc.*	2,619	93,184
Cracker Barrel Old Country Store, Inc.	3,288	220,954

Dave & Buster's Entertainment, Inc.*	5,348	198,250
Denny's Corp.*	8,404	71,182
Dine Brands Global, Inc.	2,389	118,136
El Pollo Loco Holdings, Inc.	4,363	39,049
Everi Holdings, Inc.*	12,753	168,595
Fiesta Restaurant Group, Inc.*	2,703	22,867
First Watch Restaurant Group, Inc.*	3,153	54,515
Full House Resorts, Inc.*	4,234	18,079
Global Business Travel Group I*	5,055	27,803
Golden Entertainment, Inc.	3,127	106,881
Hilton Grand Vacations, Inc.*	12,220	497,354
Inspired Entertainment, Inc.*	3,227	38,595
International Game Technology PLC	16,402	497,309
Jack in the Box, Inc.	3,065	211,669
Krispy Kreme, Inc.	12,935	161,299
Kura Sushi USA, Inc. "A"*	900	59,508
Life Time Group Holdings, Inc.*	6,871	104,508
Light & Wonder, Inc.*	13,791	983,712
Lindblad Expeditions Holdings, Inc.*	5,451	39,247
Monarch Casino & Resort, Inc.	2,044	126,932
Mondee Holdings, Inc.* (a)	7,030	25,097
Nathan's Famous, Inc.	408	28,829
Noodles & Co.*	6,217	15,294
Papa John's International, Inc.	4,902	334,414
PlayAGS, Inc.*	5,724	37,320
Portillo's, Inc. "A"*	6,612	101,759
Potbelly Corp.*	4,050	31,590
RCI Hospitality Holdings, Inc.	1,342	81,406
Red Robin Gourmet Burgers, Inc.*	2,485	19,979
Red Rock Resorts, Inc. "A"	7,189	294,749
Rush Street Interactive, Inc.*	8,816	40,730
Sabre Corp.*	49,471	222,125
SeaWorld Entertainment, Inc.*	5,535	255,994
Shake Shack, Inc. "A"*	5,726	332,509
Six Flags Entertainment Corp.*	10,893	256,094
Super Group SGHC Ltd.*	21,111	77,900
Sweetgreen, Inc. "A"*	14,333	168,413
Target Hospitality Corp.*	4,840	76,859
The Cheesecake Factory, Inc.	7,241	219,402
The ONE Group Hospitality, Inc.*	3,589	19,740
Xponential Fitness, Inc. "A"*	3,835	59,442
		7,510,857
Household Durables 2.0%
Beazer Homes U.S.A., Inc.*	4,447	110,775
Cavco Industries, Inc.*	1,306	346,952
Century Communities, Inc.	4,296	286,887
Cricut, Inc. "A" (a)	7,406	68,802
Dream Finders Homes, Inc. "A"*	3,672	81,628
Ethan Allen Interiors, Inc.	3,321	99,298
GoPro, Inc. "A"*	19,559	61,415
Green Brick Partners, Inc.*	3,913	162,429
Helen of Troy Ltd.*	3,621	422,064
Hooker Furnishings Corp.	1,503	29,233
Hovnanian Enterprises, Inc. "A"*	725	73,703
Installed Building Products, Inc.	3,563	444,983
iRobot Corp.*	4,033	152,851
KB Home	10,862	502,693
Landsea Homes Corp.*	2,229	20,039

La-Z-Boy, Inc.	6,620	204,426
Legacy Housing Corp.*	1,323	25,679
LGI Homes, Inc.*	3,139	312,299
Lovesac Co.*	2,263	45,079
M.D.C. Holdings, Inc.	8,856	365,133
M/I Homes, Inc.*	4,072	342,211
Meritage Homes Corp.	5,472	669,718
Purple Innovation, Inc.	7,384	12,627
Skyline Champion Corp.*	8,100	516,132
Snap One Holdings Corp.*	2,554	23,599
Sonos, Inc.*	18,954	244,696
Taylor Morrison Home Corp.*	15,898	677,414
Traeger, Inc.*	5,469	14,930
Tri Pointe Home, Inc.*	14,936	408,499
United Homes Group, Inc.*	896	5,018
Vizio Holding Corp. "A"*	11,680	63,189
VOXX International Corp.*	2,136	17,045
		6,811,446
Leisure Products 0.4%
Acushnet Holdings Corp.	4,735	251,144
AMMO, Inc.*	13,274	26,814
Clarus Corp.	4,834	36,545
Escalade, Inc.	1,376	21,067
Funko, Inc. "A"*	5,568	42,595
JAKKS Pacific, Inc.*	1,093	20,319
Johnson Outdoors, Inc. "A"	751	41,072
Latham Group, Inc.*	5,015	14,042
Malibu Boats, Inc. "A"*	3,112	152,550
Marine Products Corp.	1,019	14,480
MasterCraft Boat Holdings, Inc.*	2,486	55,239
Smith & Wesson Brands, Inc.	7,121	91,932
Solo Brands, Inc. "A"*	3,177	16,203
Sturm Ruger & Co., Inc.	2,592	135,095
Topgolf Callaway Brands Corp.*	21,756	301,103
Vista Outdoor, Inc.*	8,570	283,838
		1,504,038
Specialty Retail 2.5%
1-800-Flowers.com, Inc. "A"*	3,967	27,769
Aaron's Co., Inc.	4,900	51,303
Abercrombie & Fitch Co. "A"*	7,392	416,687
Academy Sports & Outdoors, Inc.	11,229	530,795
American Eagle Outfitters, Inc.	27,649	459,250
America's Car-Mart, Inc.*	895	81,436
Arko Corp.	12,791	91,456
Asbury Automotive Group, Inc.*	3,117	717,128
Bark, Inc.*	19,032	22,838
Big 5 Sporting Goods Corp.	2,726	19,109
Boot Barn Holdings, Inc.*	4,474	363,244
Build-a-bear Workshop, Inc.	2,068	60,820
Caleres, Inc.	5,115	147,107
Camping World Holdings, Inc. "A"	6,404	130,706
CarParts.com, Inc.*	7,729	31,843
Carvana Co.* (a)	14,477	607,744
Cato Corp. "A"	2,143	16,415
Chico's FAS, Inc.*	17,693	132,344
Designer Brands, Inc. "A"	7,715	97,672
Destination XL Group, Inc.*	8,701	38,980
Duluth Holdings, Inc. "B"*	1,464	8,799

Envela Corp.*	1,116	5,290
Evgo, Inc.* (a)	14,480	48,942
Foot Locker, Inc.	12,254	212,607
Genesco, Inc.*	1,879	57,911
Group 1 Automotive, Inc.	2,096	563,216
GrowGeneration Corp.*	8,491	24,794
Guess?, Inc.	4,282	92,662
Haverty Furniture Companies, Inc.	2,256	64,928
Hibbett, Inc.	1,909	90,697
J Jill, Inc.*	699	20,690
Lands' End, Inc.*	2,303	17,203
Lazydays Holdings, Inc.*	1,874	14,242
Leslie's, Inc.*	26,926	152,401
MarineMax, Inc.*	3,246	106,534
Monro, Inc.	4,782	132,796
National Vision Holdings, Inc.*	11,505	186,151
ODP Corp.*	4,882	225,304
OneWater Marine, Inc. "A"*	1,719	44,041
Overstock.com, Inc.*	6,672	105,551
PetMed Express, Inc.	3,002	30,771
Rent the Runway, Inc. "A"*	8,589	5,846
Revolve Group, Inc.*	6,355	86,492
Sally Beauty Holdings, Inc.*	16,414	137,549
Shoe Carnival, Inc.	2,667	64,088
Signet Jewelers Ltd.	6,705	481,486
Sleep Number Corp.*	3,168	77,901
Sonic Automotive, Inc. "A"	2,410	115,102
Sportsman's Warehouse Holdings, Inc.*	5,863	26,325
Stitch Fix, Inc. "A"*	13,006	44,871
The Buckle, Inc.	4,671	155,965
The Children's Place, Inc.*	1,687	45,600
ThredUp, Inc. "A"*	11,399	45,710
Tile Shop Holdings, Inc.*	4,425	24,293
Tilly's, Inc. "A"*	3,094	25,123
Torrid Holdings, Inc.*	574	1,269
Upbound Group, Inc.	8,218	242,020
Urban Outfitters, Inc.*	9,586	313,366
Warby Parker, Inc. "A"*	12,889	169,619
Winmark Corp.	436	162,685
Zumiez, Inc.*	2,295	40,851
		8,516,337
Textiles, Apparel & Luxury Goods 0.5%
Allbirds, Inc. "A"*	14,126	15,680
Figs, Inc. "A"*	18,693	110,289
Fossil Group, Inc.*	6,194	12,760
G-III Apparel Group Ltd.*	6,126	152,660
Hanesbrands, Inc.	53,454	211,678
Kontoor Brands, Inc.	8,427	370,029
Movado Group, Inc.	2,394	65,476
Oxford Industries, Inc.	2,244	215,716
Rocky Brands, Inc.	1,178	17,316
Steven Madden Ltd.	11,345	360,431
Vera Bradley, Inc.*	4,020	26,572
Wolverine World Wide, Inc.	11,283	90,941
		1,649,548

Consumer Staples 3.5%
Beverages 0.4%
Coca-Cola Consolidated, Inc.	718	456,878
MGP Ingredients, Inc.	2,413	254,523
National Beverage Corp.*	3,519	165,463
Primo Water Corp.	23,578	325,377
The Duckhorn Portfolio, Inc.*	6,838	70,158
The Vita Coco Co., Inc*	4,210	109,628
Zevia PBC "A"*	3,890	8,636
		1,390,663
Consumer Staples Distribution & Retail 0.6%
HF Foods Group, Inc.*	5,637	22,379
Ingles Markets, Inc. "A"	2,137	160,980
Natural Grocers by Vitamin Cottage, Inc.	1,461	18,862
PriceSmart, Inc.	3,928	292,361
SpartanNash Co.	5,258	115,676
Sprouts Farmers Market, Inc.*	15,578	666,738
The Andersons, Inc.	4,782	246,321
The Chefs' Warehouse, Inc.*	5,179	109,691
United Natural Foods, Inc.*	8,620	121,887
Village Super Market, Inc. "A"	1,335	30,224
Weis Markets, Inc.	2,525	159,075
		1,944,194
Food Products 1.2%
Alico, Inc.	923	23,038
B&G Foods, Inc.	10,890	107,702
Benson Hill, Inc.*	25,963	8,607
Beyond Meat, Inc.* (a)	9,096	87,503
Brc, Inc. "A"*	5,881	21,113
Calavo Growers, Inc.	2,599	65,573
Cal-Maine Foods, Inc.	5,683	275,171
Dole PLC	11,020	127,611
Forafric Global PLC*	793	8,953
Fresh Del Monte Produce, Inc.	5,213	134,704
Hain Celestial Group, Inc.*	13,753	142,619
Hostess Brands, Inc.*	20,022	666,933
J & J Snack Foods Corp.	2,265	370,667
John B. Sanfilippo & Son, Inc.	1,377	136,047
Lancaster Colony Corp.	2,939	485,023
Limoneira Co.	2,653	40,644
Mission Produce, Inc.*	7,541	72,997
Seneca Foods Corp. "A"*	758	40,803
Simply Good Foods Co.*	13,734	474,098
Sovos Brands, Inc.*	7,544	170,117
Sunopta, Inc.*	14,124	47,598
TreeHouse Foods, Inc.*	7,705	335,784
Utz Brands, Inc.	11,016	147,945
Vital Farms, Inc.*	4,496	52,064
Westrock Coffee Co.* (a)	4,428	39,232
		4,082,546
Household Products 0.3%
Central Garden & Pet Co.*	1,483	65,460
Central Garden & Pet Co. "A"*	5,844	234,286
Energizer Holdings, Inc.	10,696	342,700

Oil-Dri Corp. of America	745	46,004
WD-40 Co.	2,044	415,422
		1,103,872
Personal Care Products 0.9%
BellRing Brands, Inc.*	20,225	833,877
Edgewell Personal Care Co.	7,734	285,849
elf Beauty, Inc.*	8,033	882,264
Herbalife Ltd.*	14,685	205,443
Inter Parfums, Inc.	2,779	373,331
Medifast, Inc.	1,588	118,862
Nature's Sunshine Products, Inc.*	1,954	32,378
Nu Skin Enterprises, Inc. "A"	7,607	161,344
The Beauty Health Co.*	12,727	76,616
Thorne HealthTech, Inc.*	2,009	20,472
USANA Health Sciences, Inc.*	1,757	102,978
Waldencast PLC "A"*	5,051	47,580
		3,140,994
Tobacco 0.1%
Ispire Technology, Inc.*	513	4,694
Turning Point Brands, Inc.	2,645	61,073
Universal Corp.	3,676	173,544
Vector Group Ltd.	21,750	231,420
		470,731
Energy 8.3%
Energy Equipment & Services 3.0%
Archrock, Inc.	20,961	264,109
Atlas Energy Solutions, Inc. "A"	2,410	53,574
Borr Drilling Ltd.* (a)	32,905	233,626
Bristow Group, Inc.*	3,543	99,806
Cactus, Inc. "A"	9,748	489,447
ChampionX Corp.	29,924	1,065,893
Core Laboratories, Inc.	7,110	170,711
Diamond Offshore Drilling, Inc.*	15,100	221,668
DMC Global, Inc.*	2,839	69,470
Dril-Quip, Inc.*	5,150	145,076
Expro Group Holdings NV*	13,307	309,122
Forum Energy Technologies, Inc.*	1,552	37,279
Helix Energy Solutions Group, Inc.*	21,776	243,238
Helmerich & Payne, Inc.	14,585	614,904
KLX Energy Services Holdings, Inc.*	2,042	24,198
Kodiak Gas Services, Inc.*	2,118	37,870
Liberty Energy, Inc.	24,878	460,741
Mammoth Energy Services, Inc.*	3,702	17,177
Nabors Industries Ltd.*	1,388	170,918
Newpark Resources, Inc.*	10,808	74,683
Noble Corp. PLC	16,693	845,500
Oceaneering International, Inc.*	15,158	389,864
Oil States International, Inc.*	9,417	78,820
Patterson-UTI Energy, Inc.	53,199	736,274
ProFrac Holding Corp. "A"*	4,207	45,772
ProPetro Holding Corp.*	15,004	159,493
Ranger Energy Services, Inc.	1,967	27,892
RPC, Inc.	12,953	115,800
SEACOR Marine Holdings, Inc.*	3,814	52,938
Seadrill Ltd.*	7,668	343,450
Select Water Solutions, Inc.	12,176	96,799

Solaris Oilfield Infrastructure, Inc. "A"	4,312	45,966
TETRA Technologies, Inc.*	18,868	120,378
Tidewater, Inc.*	7,104	504,881
U.S. Silica Holdings, Inc.*	11,522	161,769
Valaris Ltd.*	9,225	691,690
Weatherford International PLC*	10,750	971,047
		10,191,843
Oil, Gas & Consumable Fuels 5.3%
Amplify Energy Corp.*	5,173	38,022
Ardmore Shipping Corp.	6,250	81,312
Berry Corp.	11,786	96,645
California Resources Corp.	10,798	604,796
Callon Petroleum Co.*	9,214	360,452
Centrus Energy Corp. "A"*	1,908	108,298
Chord Energy Corp.	6,310	1,022,662
Civitas Resources, Inc.	10,430	843,474
Clean Energy Fuels Corp.*	26,011	99,622
CNX Resources Corp.*	23,925	540,226
Comstock Resources, Inc. (a)	13,889	153,196
CONSOL Energy, Inc.	5,066	531,474
Crescent Energy Co. "A"	5,471	69,153
CVR Energy, Inc.	4,388	149,324
Delek U.S. Holdings, Inc.	9,847	279,753
Denbury, Inc.*	7,673	752,031
DHT Holdings, Inc.	20,823	214,477
Dorian LPG Ltd.	4,824	138,593
Earthstone Energy, Inc. "A"*	8,582	173,700
Empire Petroleum Corp.*	2,172	20,916
Encore Energy Corp.* (a)	22,210	72,405
Energy Fuels, Inc.*	23,783	195,496
Enviva, Inc.	4,748	35,468
Equitrans Midstream Corp.	65,726	615,853
Evolution Petroleum Corp.	4,805	32,866
Excelerate Energy, Inc. "A"	2,858	48,700
FLEX LNG Ltd.	4,366	131,679
Gevo, Inc.*	36,102	42,961
Golar LNG Ltd.	15,336	372,051
Granite Ridge Resources, Inc.	4,005	24,430
Green Plains, Inc.*	8,708	262,111
Gulfport Energy Corp.*	1,639	194,484
Hallador Energy Co.*	3,581	51,638
HighPeak Energy, Inc. (a)	1,682	28,392
International Seaways, Inc.	6,133	275,985
Kinetik Holdings, Inc.	2,485	83,869
Kosmos Energy Ltd.*	68,678	561,786
Magnolia Oil & Gas Corp. "A"	27,659	633,668
Matador Resources Co.	17,043	1,013,718
Murphy Oil Corp.	22,372	1,014,570
NACCO Industries, Inc. "A"	702	24,619
NextDecade Corp*	4,830	24,730
Nordic American Tankers Ltd.	31,120	128,214
Northern Oil and Gas, Inc.	12,344	496,599
Overseas Shipholding Group, Inc. "A"*	9,345	41,025
Par Pacific Holdings, Inc.*	8,351	300,135
PBF Energy, Inc. "A"	17,149	917,986
Peabody Energy Corp.	18,636	484,350
Permian Resources Corp.	41,515	579,549
PrimeEnergy Resources Corp.*	116	13,455

REX American Resources Corp.*	2,380	96,914
Riley Exploration Permian, Inc.	1,367	43,457
Ring Energy, Inc.*	16,278	31,742
Sandridge Energy, Inc.	4,609	72,177
Scorpio Tankers, Inc.	7,402	400,596
SFL Corp. Ltd.	17,004	189,595
SilverBow Resources, Inc.*	2,595	92,823
Sitio Royalties Corp. "A"	12,172	294,684
SM Energy Co.	18,111	718,101
Talos Energy, Inc.*	16,474	270,833
Teekay Corp.*	10,009	61,755
Teekay Tankers Ltd. "A"	3,629	151,075
Tellurian, Inc.*	82,205	95,358
Uranium Energy Corp.* (a)	54,637	281,381
Vaalco Energy, Inc.	16,790	73,708
Verde Clean Fuels, Inc.*	668	2,518
Vertex Energy, Inc.* (a)	9,336	41,545
Vital Energy, Inc.*	2,564	142,097
Vitesse Energy, Inc.	3,893	89,111
W&T Offshore, Inc.*	14,838	64,990
World Kinect Corp.	9,216	206,715
		18,402,093
Financials 15.9%
Banks 8.4%
1st Source Corp.	2,572	108,256
ACNB Corp.	1,144	36,162
Amalgamated Financial Corp.	2,620	45,116
Amerant Bancorp, Inc.	4,023	70,161
American National Bankshares, Inc.	1,563	59,300
Ameris Bancorp.	9,880	379,293
Ames National Corp.	1,212	20,107
Arrow Financial Corp.	2,015	34,290
Associated Banc-Corp.	22,776	389,697
Atlantic Union Bankshares Corp.	11,231	323,228
Axos Financial, Inc.*	8,549	323,665
Banc of California, Inc.	7,844	97,109
BancFirst Corp.	3,318	287,770
Bank First Corp.	1,360	104,924
Bank of Hawaii Corp. (a)	5,867	291,531
Bank of Marin Bancorp.	2,183	39,905
Bank of NT Butterfield & Son Ltd.	7,502	203,154
Bank7 Corp.	616	13,866
BankUnited, Inc.	11,117	252,356
Bankwell Financial Group, Inc.	828	20,096
Banner Corp.	5,186	219,783
Bar Harbor Bankshares	2,102	49,670
BayCom Corp.	1,656	31,812
BCB Bancorp., Inc.	2,434	27,115
Berkshire Hills Bancorp., Inc.	6,767	135,678
Blue Foundry Bancorp.*	3,625	30,341
Blue Ridge Bankshares, Inc.	2,178	9,845
Bridgewater Bancshares, Inc.*	2,833	26,857
Brookline Bancorp., Inc.	13,401	122,083
Burke & Herbert Financial Services Corp.	998	46,372
Business First Bancshares, Inc.	3,537	66,354
Byline Bancorp., Inc.	3,758	74,070
C&F Financial Corp.	502	26,907

Cadence Bank	27,404	581,513
Cambridge Bancorp.	1,153	71,820
Camden National Corp.	2,206	62,253
Capital Bancorp., Inc	1,368	26,170
Capital City Bank Group, Inc.	1,936	57,751
Capitol Federal Financial, Inc.	18,558	88,522
Capstar Financial Holdings, Inc.	2,858	40,555
Carter Bankshares, Inc.*	3,456	43,304
Cathay General Bancorp.	10,496	364,841
Central Pacific Financial Corp.	4,160	69,389
Central Valley Community Bancorp.	1,541	21,744
Chemung Financial Corp.	528	20,914
ChoiceOne Financial Services, Inc.	1,056	20,740
Citizens & Northern Corp.	2,052	36,013
Citizens Financial Services, Inc.	503	24,104
City Holding Co.	2,232	201,661
Civista Bancshares, Inc.	2,323	36,007
CNB Financial Corp.	3,256	58,966
Coastal Financial Corp.*	1,619	69,471
Codorus Valley Bancorp., Inc.	1,463	27,270
Colony Bankcorp, Inc.	2,487	24,858
Columbia Financial, Inc.*	4,641	72,910
Community Bank System, Inc.	8,049	339,748
Community Trust Bancorp., Inc.	2,404	82,361
ConnectOne Bancorp., Inc.	5,692	101,488
CrossFirst Bankshares, Inc.*	6,780	68,410
Customers Bancorp., Inc.*	4,208	144,966
CVB Financial Corp.	19,841	328,765
Dime Community Bancshares, Inc.	5,092	101,636
Eagle Bancorp., Inc.	4,473	95,946
Eastern Bankshares, Inc.	23,390	293,311
Enterprise Bancorp., Inc.	1,421	38,907
Enterprise Financial Services Corp.	5,508	206,550
Equity Bancshares, Inc. "A"	2,278	54,831
Esquire Financial Holdings, Inc.	1,063	48,568
ESSA Bancorp., Inc.	1,317	19,768
Evans Bancorp., Inc.	786	21,065
Farmers & Merchants Bancorp., Inc.	1,723	30,204
Farmers National Banc Corp. (a)	5,686	65,730
FB Financial Corp.	5,417	153,626
Fidelity D&D Bancorp, Inc.	712	32,325
Financial Institutions, Inc.	2,361	39,736
First BanCorp.	26,848	361,374
First BanCorp. - North Carolina	6,074	170,922
First Bancorp., Inc.	1,557	36,590
First Bancshares, Inc.	4,696	126,651
First Bank	3,354	36,156
First Busey Corp.	7,919	152,203
First Business Financial Services, Inc.	1,202	36,072
First Commonwealth Financial Corp.	15,550	189,866
First Community Bancshares, Inc.	2,674	78,749
First Community Corp.	1,149	19,843
First Financial Bancorp.	14,133	277,007
First Financial Bankshares, Inc.	19,671	494,136
First Financial Corp.	1,727	58,390
First Foundation, Inc.	7,605	46,238
First Interstate BancSystem, Inc. "A"	12,542	312,798
First Merchants Corp.	8,778	244,204

First Mid Bancshares, Inc.	2,841	75,457
First of Long Island Corp.	3,309	38,087
First Western Financial, Inc.*	1,154	20,945
Five Star Bancorp.	1,921	38,535
Flushing Financial Corp.	4,356	57,194
FS Bancorp, Inc.	1,028	30,326
Fulton Financial Corp.	24,620	298,148
FVCBankcorp, Inc.*	2,180	27,926
German American Bancorp., Inc.	4,237	114,780
Glacier Bancorp., Inc.	16,837	479,855
Great Southern Bancorp., Inc.	1,407	67,423
Greene County Bancorp., Inc.	994	23,906
Guaranty Bancshares, Inc.	1,128	32,362
Hancock Whitney Corp.	13,059	483,052
Hanmi Financial Corp.	4,696	76,216
HarborOne Bancorp, Inc.	6,289	59,871
HBT Financial, Inc.	1,911	34,857
Heartland Financial U.S.A., Inc.	6,416	188,823
Heritage Commerce Corp.	9,222	78,110
Heritage Financial Corp.	5,343	87,144
Hilltop Holdings, Inc.	7,126	202,093
Hingham Institution For Savings	217	40,525
Home Bancorp., Inc.	1,080	34,420
Home BancShares, Inc.	28,678	600,517
HomeStreet, Inc.	2,935	22,864
HomeTrust Bancshares, Inc.	2,270	49,191
Hope Bancorp., Inc.	17,577	155,556
Horizon Bancorp, Inc.	6,578	70,253
Independent Bank Corp.	9,816	385,897
Independent Bank Group, Inc.	5,490	217,130
International Bancshares Corp.	8,054	349,060
John Marshall Bancorp, Inc.	1,953	34,861
Kearny Financial Corp.	8,029	55,641
Lakeland Bancorp., Inc.	9,585	120,963
Lakeland Financial Corp.	3,784	179,589
LCNB Corp.	1,551	22,133
Live Oak Bancshares, Inc.	4,949	143,274
Luther Burbank Corp.	1,275	10,710
Macatawa Bank Corp.	4,162	37,292
MainStreet Bancshares, Inc.	1,126	23,128
Mercantile Bank Corp.	2,253	69,640
Metrocity Bankshares, Inc.	2,860	56,285
Metropolitan Bank Holding Corp.*	1,555	56,415
Mid Penn Bancorp, Inc.	2,190	44,085
Middlefield Banc Corp.	1,211	30,772
Midland States Bancorp., Inc.	3,291	67,597
MidWestOne Financial Group, Inc.	1,972	40,091
MVB Financial Corp.	1,765	39,854
National Bank Holdings Corp. "A"	5,610	166,954
National Bankshares, Inc.	837	20,958
NBT Bancorp., Inc.	6,848	217,013
Nicolet Bankshares, Inc.	1,949	136,001
Northeast Bank	917	40,440
Northeast Community Bancorp, Inc.	2,038	30,081
Northfield Bancorp., Inc.	6,439	60,849
Northrim BanCorp., Inc.	803	31,815
Northwest Bancshares, Inc.	19,440	198,871
Norwood Financial Corp.	1,119	28,825

Oak Valley Bancorp.	1,057	26,510
OceanFirst Financial Corp.	8,888	128,609
OFG Bancorp.	7,093	211,797
Old National Bancorp.	44,039	640,327
Old Second Bancorp., Inc.	6,491	88,343
Orange County Bancorp, Inc. (a)	799	34,493
Origin Bancorp, Inc.	4,469	129,020
Orrstown Financial Services, Inc.	1,381	29,015
Pacific Premier Bancorp., Inc.	14,321	311,625
PacWest Bancorp. (a)	17,598	139,200
Park National Corp.	2,186	206,621
Parke Bancorp., Inc.	1,705	27,774
Pathward Financial, Inc.	4,041	186,250
PCB Bancorp.	1,703	26,311
Peapack-Gladstone Financial Corp.	2,612	66,998
Penns Woods Bancorp., Inc.	999	21,059
Peoples Bancorp., Inc.	4,956	125,783
Peoples Financial Services Corp.	969	38,857
Pioneer Bancorp., Inc.*	1,471	12,562
Plumas Bancorp.	843	28,780
Ponce Financial Group, Inc.*	2,631	20,574
Preferred Bank	2,049	127,550
Premier Financial Corp.	5,415	92,380
Primis Financial Corp.	3,436	28,003
Princeton Bancorp, Inc.	758	21,974
Provident Financial Services, Inc.	11,189	171,080
QCR Holdings, Inc.	2,518	122,173
RBB Bancorp.	2,590	33,100
Red River Bancshares, Inc.	756	34,746
Renasant Corp.	8,376	219,367
Republic Bancorp., Inc. "A"	1,215	53,521
S&T Bancorp., Inc.	5,930	160,584
Sandy Spring Bancorp., Inc.	6,712	143,838
Seacoast Banking Corp. of Florida	12,557	275,752
ServisFirst Bancshares, Inc.	7,688	401,083
Shore Bancshares, Inc.	4,163	43,795
Sierra Bancorp.	2,147	40,707
Simmons First National Corp. "A"	19,064	323,325
SmartFinancial, Inc.	2,422	51,758
South Plains Financial, Inc.	1,839	48,623
Southern First Bancshares, Inc.*	1,130	30,442
Southern Missouri Bancorp., Inc.	1,313	50,800
Southern States Bancshares, Inc.	1,190	26,882
Southside Bancshares, Inc.	4,487	128,777
SouthState Corp.	11,431	769,992
Stellar Bancorp, Inc.	7,433	158,472
Sterling Bancorp., Inc.*	3,460	20,206
Stock Yards Bancorp., Inc.	4,134	162,425
Summit Financial Group, Inc.	1,703	38,386
Texas Capital Bancshares, Inc.*	7,218	425,140
The Bancorp, Inc.*	7,936	273,792
Third Coast Bancshares, Inc.*	1,857	31,755
Timberland Bancorp., Inc.	1,124	30,460
Tompkins Financial Corp.	2,140	104,839
TowneBank	10,624	243,608
TriCo Bancshares	4,747	152,046
Triumph Financial, Inc.*	3,306	214,196
TrustCo Bank Corp. NY	2,897	79,059

Trustmark Corp.	9,009	195,766
UMB Financial Corp.	6,670	413,874
United Bankshares, Inc.	19,616	541,205
United Community Banks, Inc.	17,314	439,949
Unity Bancorp., Inc.	1,028	24,086
Univest Financial Corp.	4,519	78,540
USCB Financial Holdings, Inc.*	1,558	16,375
Valley National Bancorp.	64,921	555,724
Veritex Holdings, Inc.	8,025	144,049
Virginia National Bankshares Corp.	702	21,306
Washington Federal, Inc.	9,759	250,026
Washington Trust Bancorp., Inc.	2,617	68,906
WesBanco, Inc.	8,770	214,163
West BanCorp, Inc.	2,240	36,534
Westamerica BanCorp.	3,872	167,464
WSFS Financial Corp.	9,254	337,771
		28,642,331
Capital Markets 1.4%
AlTi Global, Inc.*	3,321	23,114
Artisan Partners Asset Management, Inc. "A"	9,235	345,574
AssetMark Financial Holdings, Inc.*	3,362	84,319
Avantax, Inc.*	5,736	146,727
B. Riley Financial, Inc.	2,871	117,682
Bakkt Holdings, Inc.*	11,119	13,009
BGC Group, Inc. "A"	47,447	250,520
BrightSphere Investment Group, Inc.	4,930	95,593
Cohen & Steers, Inc.	3,899	244,428
Diamond Hill Investment Group, Inc.	404	68,102
Donnelley Financial Solutions, Inc.*	3,734	210,150
Forge Global Holdings, Inc.*	17,106	34,725
GCM Grosvenor, Inc. "A"	6,451	50,060
Hamilton Lane, Inc. "A"	5,492	496,697
MarketWise, Inc.	5,085	8,136
Moelis & Co. "A"	10,060	454,008
Open Lending Corp. "A"*	14,551	106,513
P10, Inc. "A"	6,163	71,799
Patria Investments Ltd. "A"	8,266	120,518
Perella Weinberg Partners	5,997	61,049
Piper Sandler Companies	2,593	376,789
PJT Partners, Inc. "A"	3,526	280,105
Sculptor Capital Management, Inc.	2,873	33,327
Silvercrest Asset Management Group, Inc. "A"	1,236	19,615
StepStone Group, Inc. "A"	8,134	256,872
StoneX Group, Inc.*	2,672	258,970
Value Line, Inc.	100	4,372
Victory Capital Holdings, Inc. "A"	4,187	139,595
Virtus Investment Partners, Inc.	1,051	212,292
WisdomTree, Inc.	20,889	146,223
		4,730,883
Consumer Finance 0.8%
Atlanticus Holdings Corp.*	743	22,520
Bread Financial Holdings, Inc.	7,563	258,655
Consumer Portfolio Services, Inc.*	1,314	11,918
Encore Capital Group, Inc.*	3,552	169,644
Enova International, Inc.*	4,611	234,562
FirstCash Holdings, Inc.	5,656	567,749
Green Dot Corp. "A"*	7,111	99,056
LendingClub Corp.*	16,178	98,686

LendingTree, Inc.*	1,547	23,978
Navient Corp.	13,189	227,115
Nelnet, Inc. "A"	2,209	197,308
NerdWallet, Inc. "A"*	5,350	47,561
OppFi, Inc.*	1,931	4,866
PRA Group, Inc.*	5,843	112,244
PROG Holdings, Inc.*	6,900	229,149
Regional Management Corp.	1,129	31,251
Upstart Holdings, Inc.* (a)	10,768	307,319
World Acceptance Corp.*	608	77,252
		2,720,833
Financial Services 2.3%
Acacia Research Corp.*	6,132	22,382
Alerus Financial Corp.	2,786	50,649
A-Mark Precious Metals, Inc.	2,768	81,185
AvidXchange Holdings, Inc.*	22,664	214,855
Banco Latinoamericano de Comercio Exterior SA	3,987	84,524
Cannae Holdings, Inc.*	10,652	198,553
Cantaloupe, Inc.*	8,950	55,937
Cass Information Systems, Inc.	1,965	73,196
Compass Diversified Holdings	9,332	175,162
Enact Holdings, Inc.	4,390	119,540
Essent Group Ltd.	15,902	752,006
EVERTEC, Inc.	9,821	365,145
Federal Agricultural Mortgage Corp. "C"	1,353	208,768
Finance of America Companies, Inc. "A"*	8,759	11,212
Flywire Corp.*	14,454	460,938
I3 Verticals, Inc. "A"*	3,233	68,346
International Money Express, Inc.*	4,840	81,941
Jackson Financial, Inc. "A"	12,396	473,775
Marqeta, Inc. "A"*	73,548	439,817
Merchants Bancorp.	2,394	66,362
Mr Cooper Group, Inc.*	9,873	528,798
NewtekOne, Inc. (a)	3,570	52,657
NMI Holdings, Inc. "A"*	12,358	334,778
Ocwen Financial Corp.*	1,032	26,708
Pagseguro Digital Ltd. "A"*	30,206	260,074
Payoneer Global, Inc.*	40,140	245,657
Paysafe Ltd.*	5,109	61,257
Paysign, Inc.*	5,141	10,025
PennyMac Financial Services, Inc.	3,849	256,343
Priority Technology Holdings, Inc.*	1,983	6,425
Radian Group, Inc.	23,580	592,094
Remitly Global, Inc.*	19,637	495,245
Repay Holdings Corp.*	11,829	89,782
Security National Financial Corp. "A"*	1,975	15,484
StoneCo., Ltd. "A"*	43,885	468,253
SWK Holdings Corp.*	529	8,332
Velocity Financial, Inc.*	1,318	14,893
Walker & Dunlop, Inc.	4,790	355,610
Waterstone Financial, Inc.	2,938	32,171
		7,858,879
Insurance 1.8%
Ambac Financial Group, Inc.*	6,385	77,003
American Coastal Insurance Corp. "C"*	3,048	22,433
American Equity Investment Life Holding Co.	11,657	625,282
AMERISAFE, Inc.	2,911	145,754
Argo Group International Holdings Ltd.	4,855	144,873

BRP Group, Inc. "A"*	8,937	207,607
CNO Financial Group, Inc.	17,113	406,092
Crawford & Co. "A"	2,247	20,987
Donegal Group, Inc. "A"	2,368	33,756
eHealth, Inc.*	4,182	30,947
Employers Holdings, Inc.	4,058	162,117
Enstar Group Ltd.*	1,800	435,600
F&G Annuities & Life, Inc.	2,913	81,739
Fidelis Insurance Holdings Ltd.*	2,049	30,079
Genworth Financial, Inc. "A"*	71,256	417,560
GoHealth, Inc. "A"*	620	8,984
Goosehead Insurance, Inc. "A"*	3,258	242,819
Greenlight Capital Re Ltd. "A"*	3,565	38,288
HCI Group, Inc.	1,013	54,996
Hippo Holdings, Inc.*	1,663	13,254
Horace Mann Educators Corp.	6,242	183,390
Investors Title Co.	198	29,322
James River Group Holdings Ltd.	5,329	81,800
Kingsway Financial Services, Inc.*	1,579	11,921
Lemonade, Inc.*	7,412	86,127
Maiden Holdings Ltd.*	13,624	23,978
MBIA, Inc.*	6,853	49,410
Mercury General Corp.	4,110	115,203
National Western Life Group, Inc. "A"	345	150,934
NI Holdings, Inc.*	1,387	17,851
Oscar Health, Inc. "A"*	23,641	131,680
Palomar Holdings, Inc.*	3,706	188,080
ProAssurance Corp.	8,219	155,257
Safety Insurance Group, Inc.	2,189	149,268
Selective Insurance Group, Inc.	9,085	937,299
Selectquote, Inc.*	19,829	23,200
SiriusPoint Ltd.*	13,896	141,322
Skyward Specialty Insurance Group, Inc.*	3,443	94,200
Stewart Information Services Corp.	4,080	178,704
Tiptree, Inc.	3,736	62,615
Trupanion, Inc.* (a)	5,843	164,773
United Fire Group, Inc.	3,277	64,721
Universal Insurance Holdings, Inc.	3,539	49,617
		6,290,842
Mortgage Real Estate Investment Trusts (REITs) 1.2%
AFC Gamma, Inc.	2,327	27,319
Angel Oak Mortgage REIT, Inc.	1,391	11,865
Apollo Commercial Real Estate Finance, Inc.	21,512	217,917
Arbor Realty Trust, Inc. (a)	27,475	417,071
Ares Commercial Real Estate Corp.	7,801	74,266
ARMOUR Residential REIT, Inc. (a)	33,753	143,450
Blackstone Mortgage Trust, Inc. "A" (a)	25,924	563,847
BrightSpire Capital, Inc.	18,974	118,777
Chicago Atlantic Real Estate Finance, Inc.	2,470	36,358
Chimera Investment Corp.	35,137	191,848
Claros Mortgage Trust, Inc.	13,868	153,657
Dynex Capital, Inc.	8,132	97,096
Ellington Financial, Inc. (a)	10,035	125,136
Franklin BSP Realty Trust, Inc.	12,666	167,698
Granite Point Mortgage Trust, Inc.	7,787	38,001
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	15,430	327,116
Invesco Mortgage Capital, Inc.	6,560	65,666
KKR Real Estate Finance Trust, Inc.	8,884	105,453

Ladder Capital Corp.	17,259	177,077
MFA Financial, Inc.	15,643	150,329
New York Mortgage Trust, Inc.	13,913	118,121
Nexpoint Real Estate Finance, Inc.	1,135	18,569
Orchid Island Capital, Inc.	6,782	57,715
PennyMac Mortgage Investment Trust	13,455	166,842
Ready Capital Corp.	23,851	241,134
Redwood Trust, Inc.	17,410	124,133
TPG RE Finance Trust, Inc.	10,469	70,456
Two Harbors Investment Corp.	14,824	196,270
		4,203,187
Health Care 14.6%
Biotechnology 6.5%
2seventy bio, Inc.*	7,788	30,529
4D Molecular Therapeutics, Inc.*	5,676	72,256
89bio, Inc.*	9,341	144,225
Aadi Bioscience, Inc.*	2,599	12,579
ACADIA Pharmaceuticals, Inc.*	18,124	377,704
ACELYRIN, Inc.*	4,710	47,901
Acrivon Therapeutics, Inc.*	1,307	12,495
Actinium Pharmaceuticals, Inc.*	4,045	23,946
Adicet Bio, Inc.*	3,920	5,370
ADMA Biologics, Inc.*	32,172	115,176
Aerovate Therapeutics, Inc.*	1,574	21,359
Agenus, Inc.*	53,191	60,106
Agios Pharmaceuticals, Inc.*	8,396	207,801
Akero Therapeutics, Inc.*	7,666	387,746
Aldeyra Therapeutics, Inc.*	7,208	48,149
Alector, Inc.*	9,916	64,256
Alkermes PLC*	24,881	696,917
Allakos, Inc.*	10,323	23,433
Allogene Therapeutics, Inc.*	12,718	40,316
Allovir, Inc.*	6,488	13,949
Alpine Immune Sciences, Inc.*	4,911	56,231
Altimmune, Inc.*	7,682	19,973
ALX Oncology Holdings, Inc.*	3,388	16,262
Amicus Therapeutics, Inc.*	42,146	512,495
AnaptysBio, Inc.*	2,843	51,060
Anavex Life Sciences Corp.*	10,977	71,899
Anika Therapeutics, Inc.*	2,197	40,930
Annexon, Inc.*	7,154	16,883
Apogee Therapeutics, Inc.*	2,773	59,065
Arbutus Biopharma Corp.*	19,583	39,754
Arcellx, Inc.*	5,766	206,884
Arcturus Therapeutics Holdings, Inc.*	3,587	91,648
Arcus Biosciences, Inc.*	7,976	143,169
Arcutis Biotherapeutics, Inc.*	7,981	42,379
Ardelyx, Inc.*	31,369	127,986
Arrowhead Pharmaceuticals, Inc.*	15,213	408,773
ARS Pharmaceuticals, Inc.*	3,781	14,292
Astria Therapeutics, Inc.*	3,977	29,668
Atara Biotherapeutics, Inc.*	13,001	19,242
Aura Biosciences, Inc.*	4,260	38,212
Aurinia Pharmaceuticals, Inc.*	20,729	161,064
Avid Bioservices, Inc.*	9,620	90,813
Avidity Biosciences, Inc.*	10,954	69,887
Avita Medical, Inc.*	3,879	56,672

Beam Therapeutics, Inc.*	10,356	249,062
BioAtla, Inc.*	6,915	11,756
BioCryst Pharmaceuticals, Inc.*	28,746	203,522
Biohaven Ltd.*	8,598	223,634
Biomea Fusion, Inc.*	3,072	42,271
BioVie, Inc.* (a)	726	2,476
Bioxcel Therapeutics, Inc.* (a)	2,978	7,534
Bluebird Bio, Inc.*	15,733	47,828
Blueprint Medicines Corp.*	9,143	459,162
Bridgebio Pharma, Inc.*	17,103	451,006
Cabaletta Bio, Inc.*	4,989	75,933
CareDx, Inc.*	7,681	53,767
Caribou Biosciences, Inc.*	10,657	50,941
Carisma Therapeutics, Inc.	4,111	17,390
Catalyst Pharmaceuticals, Inc.*	14,874	173,877
Celcuity, Inc.*	2,673	24,431
Celldex Therapeutics, Inc.*	7,076	194,732
Century Therapeutics, Inc.*	4,162	8,324
Cerevel Therapeutics Holdings, Inc.*	9,399	205,180
Cogent Biosciences, Inc.*	11,908	116,103
Coherus Biosciences, Inc.*	14,337	53,620
Compass Therapeutics, Inc.*	14,159	27,893
Crinetics Pharmaceuticals, Inc.*	9,717	288,984
Cue Biopharma, Inc.*	5,402	12,425
Cullinan Oncology, Inc*	3,629	32,842
Cytokinetics, Inc.*	13,985	411,998
Day One Biopharmaceuticals, Inc.*	9,184	112,688
Deciphera Pharmaceuticals, Inc.*	7,879	100,221
Denali Therapeutics, Inc.*	17,786	366,925
Design Therapeutics, Inc.*	5,097	12,029
Disc Medicine, Inc.*	1,312	61,638
Dynavax Technologies Corp.*	19,581	289,211
Dyne Therapeutics, Inc.*	6,591	59,055
Eagle Pharmaceuticals, Inc.*	1,464	23,087
Editas Medicine, Inc.*	11,981	93,452
Emergent BioSolutions, Inc.*	7,558	25,697
Enanta Pharmaceuticals, Inc.*	2,739	30,595
Entrada Therapeutics, Inc.* (a)	3,310	52,298
EQRx, Inc.*	49,525	109,946
Erasca, Inc.*	12,652	24,924
Fate Therapeutics, Inc.*	12,699	26,922
Fennec Pharmaceuticals, Inc.*	2,792	20,968
FibroGen, Inc.*	14,082	12,151
Foghorn Therapeutics, Inc.*	2,986	14,930
Genelux Corp.*	2,635	64,531
Generation Bio Co.*	7,055	26,738
Geron Corp.*	73,529	155,882
Graphite Bio, Inc.*	4,419	10,959
Gritstone bio, Inc.*	13,654	23,485
Halozyme Therapeutics, Inc.*	19,441	742,646
Heron Therapeutics, Inc.*	15,592	16,060
HilleVax, Inc.*	3,285	44,183
Humacyte, Inc.*	8,303	24,328
Icosavax, Inc.*	4,264	33,046
Ideaya Biosciences, Inc.*	8,163	220,238
IGM Biosciences, Inc.*	1,804	15,063
Immuneering Corp. "A"*	3,141	24,123
ImmunityBio, Inc.* (a)	17,239	29,134

ImmunoGen, Inc.*	36,172	574,050
Immunovant, Inc.*	8,197	314,683
Inhibrx, Inc.*	4,993	91,622
Inozyme Pharma, Inc.*	5,282	22,184
Insmed, Inc.*	19,751	498,713
Intellia Therapeutics, Inc.*	13,265	419,439
Intercept Pharmaceuticals, Inc.*	5,829	108,070
Iovance Biotherapeutics, Inc.*	33,906	154,272
Ironwood Pharmaceuticals, Inc.*	21,113	203,318
iTeos Therapeutics, Inc.*	3,453	37,810
Janux Therapeutics, Inc.*	2,549	25,694
KalVista Pharmaceuticals, Inc.*	3,362	32,376
Karyopharm Therapeutics, Inc.* (a)	17,768	23,809
Keros Therapeutics, Inc.*	3,435	109,508
Kezar Life Sciences, Inc.*	11,179	13,303
Kiniksa Pharmaceuticals Ltd. "A"*	4,918	85,426
Kodiak Sciences, Inc.*	4,947	8,905
Krystal Biotech, Inc.*	3,254	377,464
Kura Oncology, Inc.*	10,259	93,562
Kymera Therapeutics, Inc.*	5,793	80,523
Larimar Therapeutics, Inc.*	3,960	15,642
Lexicon Pharmaceuticals, Inc.*	14,403	15,699
Lineage Cell Therapeutics, Inc.*	19,932	23,520
Lyell Immunopharma, Inc.*	27,354	40,210
MacroGenics, Inc.*	9,200	42,872
Madrigal Pharmaceuticals, Inc.*	2,060	300,842
MannKind Corp.*	39,020	161,153
MeiraGTx Holdings PLC*	5,230	25,679
Merrimack Pharmaceuticals, Inc.*	1,609	19,839
Mersana Therapeutics, Inc.*	15,509	19,696
MiMedx Group, Inc.*	17,214	125,490
Mineralys Therapeutics, Inc.*	2,159	20,532
Mirum Pharmaceuticals, Inc.*	3,609	114,044
Monte Rosa Therapeutics, Inc.*	4,311	20,650
Morphic Holding, Inc.*	5,122	117,345
Myriad Genetics, Inc.*	11,942	191,550
Nkarta, Inc.*	4,700	6,533
Novavax, Inc.* (a)	13,531	97,964
Nurix Therapeutics, Inc.*	7,155	56,238
Nuvalent, Inc. "A"*	3,636	167,147
Nuvectis Pharma, Inc.*	1,051	13,547
Ocean Biomedical, Inc.*	1,342	5,234
Olema Pharmaceuticals, Inc.*	4,154	51,302
Omega Therapeutics, Inc.*	3,788	8,144
Organogenesis Holdings, Inc.*	10,819	34,404
ORIC Pharmaceuticals, Inc.*	6,049	36,597
Outlook Therapeutics, Inc.* (a)	25,422	5,618
Ovid therapeutics, Inc.*	9,195	35,309
PDS Biotechnology Corp.*	4,348	21,957
PepGen, Inc.*	1,572	7,986
PMV Pharmaceuticals, Inc.*	5,590	34,323
Point Biopharma Global, Inc.*	13,981	93,253
Poseida Therapeutics, Inc.*	10,662	25,376
Precigen, Inc.*	21,415	30,409
Prelude Therapeutics, Inc.*	1,577	4,873
Prime Medicine, Inc.*	6,120	58,385
ProKidney Corp.*	6,311	28,904
Protagonist Therapeutics, Inc.*	8,422	140,479

Protalix BioTherapeutics, Inc.*	8,708	14,455
Prothena Corp. PLC*	6,273	302,672
PTC Therapeutics, Inc.*	10,653	238,734
Rallybio Corp.*	4,728	15,933
RAPT Therapeutics, Inc.*	4,548	75,588
Recursion Pharmaceuticals, Inc. "A"*	20,266	155,035
REGENXBIO, Inc.*	5,907	97,229
Relay Therapeutics, Inc.*	13,822	116,243
Reneo Pharmaceuticals, Inc.*	1,506	11,468
Replimune Group, Inc.*	6,302	107,827
REVOLUTION Medicines, Inc.*	15,204	420,847
Rhythm Pharmaceuticals, Inc.*	7,648	175,330
Rigel Pharmaceuticals, Inc.*	27,811	30,036
Rocket Pharmaceuticals, Inc.*	8,598	176,173
Sage Therapeutics, Inc.*	7,813	160,792
Sagimet Biosciences, Inc. "A"*	535	4,708
Sana Biotechnology, Inc.*	14,486	56,061
Sangamo Therapeutics, Inc.*	20,905	12,539
Savara, Inc.*	13,463	50,890
Scholar Rock Holding Corp.*	5,956	42,288
Selecta Biosciences, Inc.*	17,902	18,976
Seres Therapeutics, Inc.*	15,065	35,855
SpringWorks Therapeutics, Inc.*	8,856	204,751
Stoke Therapeutics, Inc.*	4,277	16,851
Summit Therapeutics, Inc.* (a)	18,036	33,727
Sutro Biopharma, Inc.*	9,364	32,493
Syndax Pharmaceuticals, Inc.*	10,047	145,882
Tango Therapeutics, Inc.*	6,403	72,098
Tenaya Therapeutics, Inc.*	6,815	17,378
TG Therapeutics, Inc.*	20,933	175,000
Travere Therapeutics, Inc.*	11,110	99,323
Turnstone Biologics Corp.*	1,210	4,767
Twist Bioscience Corp.*	8,688	176,019
Tyra Biosciences, Inc.*	2,162	29,771
UroGen Pharma Ltd.*	3,028	42,422
Vanda Pharmaceuticals, Inc.*	8,913	38,504
Vaxcyte, Inc.*	14,048	716,167
Vaxxinity, Inc. "A"*	6,675	9,145
Vera Therapeutics, Inc.*	5,225	71,635
Veracyte, Inc.*	10,996	245,541
Vericel Corp.*	7,196	241,210
Verve Therapeutics, Inc.*	7,383	97,899
Vigil Neuroscience, Inc.*	2,491	13,427
Viking Therapeutics, Inc.*	14,553	161,102
Vir Biotechnology, Inc.*	12,856	120,461
Viridian Therapeutics, Inc.*	6,148	94,310
Vor BioPharma, Inc.*	5,852	12,406
Voyager Therapeutics, Inc.*	4,913	38,076
X4 Pharmaceuticals, Inc.*	18,973	20,681
Xencor, Inc.*	8,814	177,602
XOMA Corp.*	1,133	15,964
Y-mAbs Therapeutics, Inc.*	5,581	30,416
Zentalis Pharmaceuticals, Inc.*	8,616	172,837
Zura Bio Ltd.*	2,068	13,649
Zymeworks, Inc.*	8,283	52,514
		22,312,481
Health Care Equipment & Supplies 3.0%
Accuray, Inc.*	14,471	39,361

Alphatec Holdings, Inc.*	11,820	153,305
AngioDynamics, Inc.*	5,622	41,097
Artivion, Inc.*	6,036	91,506
AtriCure, Inc.*	7,045	308,571
Atrion Corp.	199	82,221
Avanos Medical, Inc.*	7,090	143,360
Axogen, Inc.*	6,094	30,470
Axonics, Inc.*	7,370	413,604
Beyond Air, Inc.*	3,968	9,166
Butterfly Network, Inc.*	21,729	25,640
Cerus Corp.*	27,766	44,981
ClearPoint Neuro, Inc.*	3,604	18,056
CONMED Corp.	4,611	465,019
Cutera, Inc.*	2,496	15,026
CVRx, Inc.*	1,721	26,108
Embecta Corp.	8,854	133,253
Glaukos Corp.*	7,081	532,845
Haemonetics Corp.*	7,526	674,179
Inari Medical, Inc.*	8,006	523,592
Inmode Ltd.*	11,606	353,519
Inogen, Inc.*	3,482	18,176
Integer Holdings Corp.*	5,006	392,621
iRadimed Corp.	1,019	45,213
iRhythm Technologies, Inc.*	4,618	435,293
KORU Medical Systems, Inc.*	5,398	14,575
Lantheus Holdings, Inc.*	10,253	712,379
LeMaitre Vascular, Inc.	3,007	163,821
LivaNova PLC*	8,167	431,871
Merit Medical Systems, Inc.*	8,549	590,052
Nano-X Imaging Ltd.* (a)	7,123	46,727
Neogen Corp.*	32,871	609,428
Nevro Corp.*	5,482	105,364
Omnicell, Inc.*	6,791	305,867
OraSure Technologies, Inc.*	10,268	60,889
Orchestra BioMed Holdings, Inc.*	1,933	16,856
Orthofix Medical, Inc.*	5,447	70,048
OrthoPediatrics Corp.*	2,279	72,928
Outset Medical, Inc.*	7,633	83,047
Paragon 28, Inc.*	6,797	85,302
PROCEPT BioRobotics Corp.*	5,506	180,652
Pulmonx Corp.*	5,702	58,902
Pulse Biosciences, Inc.*	2,572	10,365
RxSight, Inc.*	3,948	110,110
Sanara Medtech, Inc.*	585	18,211
Semler Scientific, Inc.*	774	19,636
SI-BONE, Inc.*	5,072	107,729
Sight Sciences, Inc.*	3,137	10,572
Silk Road Medical, Inc.*	5,963	89,385
STAAR Surgical Co.*	7,371	296,167
Surmodics, Inc.*	2,096	67,261
Tactile Systems Technology, Inc.*	3,597	50,538
Tela Bio, Inc.*	2,481	19,848
TransMedics Group, Inc.*	4,728	258,858
Treace Medical Concepts, Inc.*	6,989	91,626
UFP Technologies, Inc.*	1,080	174,366
Utah Medical Products, Inc.	548	47,128
Varex Imaging Corp.*	5,982	112,402
Vicarious Surgical, Inc.*	10,942	6,463

Zimvie, Inc.*	4,013	37,762
Zynex, Inc.* (a)	2,571	20,568
		10,173,885
Health Care Providers & Services 2.6%
23andMe Holding Co. "A"*	38,935	38,067
Accolade, Inc.*	10,045	106,276
AdaptHealth Corp.*	14,110	128,401
Addus HomeCare Corp.*	2,382	202,923
Agiliti, Inc.*	4,599	29,847
AirSculpt Technologies, Inc.*	1,863	12,743
Alignment Healthcare, Inc.*	13,324	92,469
AMN Healthcare Services, Inc.*	5,944	506,310
Apollo Medical Holdings, Inc.*	6,536	201,636
Aveanna Healthcare Holdings, Inc.*	5,986	7,123
Brookdale Senior Living, Inc.*	28,048	116,119
Cano Health, Inc.*	37,329	9,467
CareMax, Inc.*	11,674	24,749
Castle Biosciences, Inc.*	3,592	60,669
Community Health Systems, Inc.*	17,908	51,933
CorVel Corp.*	1,310	257,611
Cross Country Healthcare, Inc.*	5,307	131,561
Docgo, Inc.*	12,001	63,965
Enhabit, Inc.*	7,296	82,080
Fulgent Genetics, Inc.*	3,131	83,723
Guardant Health, Inc.*	16,908	501,153
HealthEquity, Inc.*	12,665	925,178
Hims & Hers Health, Inc.*	18,735	117,843
InfuSystem Holdings, Inc.*	2,808	27,069
Innovage Holding Corp.*	2,403	14,394
Invitae Corp.* (a)	37,947	22,965
LifeStance Health Group, Inc.*	16,283	111,864
ModivCare, Inc.*	1,900	59,869
National HealthCare Corp.	1,899	121,498
National Research Corp.	2,169	96,239
NeoGenomics, Inc.*	18,943	232,999
OPKO Health, Inc.*	58,752	94,003
Option Care Health, Inc.*	25,659	830,069
Owens & Minor, Inc.*	11,019	178,067
P3 Health Partners, Inc.*	6,208	9,126
Patterson Companies, Inc.	12,804	379,511
Pediatrix Medical Group, Inc.*	12,823	162,980
PetIQ, Inc.*	4,056	79,903
Privia Health Group, Inc.*	16,643	382,789
Progyny, Inc.*	11,820	402,116
Quipt Home Medical Corp.*	6,263	31,879
RadNet, Inc.*	8,830	248,918
Select Medical Holdings Corp.	15,694	396,587
Surgery Partners, Inc.*	10,208	298,584
The Ensign Group, Inc.	8,181	760,260
The Joint Corp.*	2,391	21,495
The Pennant Group, Inc.*	4,477	49,829
U.S. Physical Therapy, Inc.	2,163	198,412
Viemed Healthcare, Inc.*	5,214	35,090
		8,998,361
Health Care Technology 0.5%
American Well Corp. "A"*	38,157	44,644
Computer Programs & Systems, Inc.*	2,115	33,713
Definitive Healthcare Corp.*	6,971	55,698

Evolent Health, Inc. "A"*	16,675	454,060
Health Catalyst, Inc.*	8,396	84,968
HealthStream, Inc.	3,501	75,552
Multiplan Corp.*	58,855	98,876
NextGen Healthcare, Inc.*	8,373	198,691
OptimizeRx Corp.*	2,439	18,976
Phreesia, Inc.*	7,819	146,059
Schrodinger, Inc.*	8,129	229,807
Sharecare, Inc.*	48,911	45,996
Simulations Plus, Inc.	2,299	95,868
Veradigm, Inc.*	16,086	211,370
		1,794,278
Life Sciences Tools & Services 0.3%
Adaptive Biotechnologies Corp.*	17,467	95,195
Akoya Biosciences, Inc.*	3,812	17,726
BioLife Solutions, Inc.*	5,324	73,524
Codexis, Inc.*	9,273	17,526
CryoPort, Inc.*	5,863	80,382
Cytek Biosciences, Inc.*	18,595	102,644
Harvard Bioscience, Inc.*	6,058	26,049
MaxCyte, Inc.*	13,792	43,031
Mesa Laboratories, Inc.	795	83,531
NanoString Technologies, Inc.*	7,023	12,079
Nautilus Biotechnology, Inc.*	7,810	24,680
OmniAb, Inc.*	14,311	74,274
Pacific Biosciences of California, Inc.*	38,068	317,868
Quanterix Corp.*	5,362	145,525
Quantum-Si, Inc.*	16,051	26,645
Seer, Inc.*	9,110	20,133
SomaLogic, Inc.*	22,759	54,394
		1,215,206
Pharmaceuticals 1.7%
Aclaris Therapeutics, Inc.*	10,759	73,699
Amneal Pharmaceuticals, Inc.*	18,922	79,851
Amphastar Pharmaceuticals, Inc.*	5,675	260,993
Amylyx Pharmaceuticals, Inc.*	7,746	141,829
ANI Pharmaceuticals, Inc.*	2,127	123,494
Arvinas, Inc.*	7,495	147,202
Assertio Holdings, Inc.*	13,254	33,930
Atea Pharmaceuticals, Inc.*	11,448	34,344
Axsome Therapeutics, Inc.* (a)	5,259	367,551
Biote Corp. "A"*	2,296	11,755
Bright Green Corp.*	9,613	3,806
Cara Therapeutics, Inc.*	8,323	13,983
Cassava Sciences, Inc.* (a)	5,800	96,512
Citius Pharmaceuticals, Inc.*	19,107	13,077
Collegium Pharmaceutical, Inc.*	5,063	113,158
Corcept Therapeutics, Inc.*	12,032	327,812
CorMedix, Inc.*	8,533	31,572
Cymabay Therapeutics, Inc.*	14,748	219,893
Edgewise Therapeutics, Inc.*	6,631	37,996
Enliven Therapeutics, Inc.*	3,610	49,313
Evolus, Inc.*	6,447	58,926
Eyenovia, Inc.*	4,365	7,246
EyePoint Pharmaceuticals, Inc.*	4,169	33,310
Harmony Biosciences Holdings, Inc.*	4,980	163,195
Harrow, Inc.* (a)	4,421	63,530
Ikena Oncology, Inc.*	3,322	14,384

Innoviva, Inc.*	8,687	112,844
Intra-Cellular Therapies, Inc.*	14,047	731,708
Ligand Pharmaceuticals, Inc.*	2,523	151,178
Liquidia Corp.*	7,251	45,971
Longboard Pharmaceuticals, Inc.*	2,430	13,511
Marinus Pharmaceuticals, Inc.*	7,718	62,130
NGM Biopharmaceuticals, Inc.*	7,149	7,649
Nuvation Bio, Inc.*	22,710	30,431
Ocular Therapeutix, Inc.*	12,401	38,939
Omeros Corp.* (a)	9,449	27,591
Optinose, Inc.*	11,525	14,176
Pacira BioSciences, Inc.*	6,896	211,569
Phathom Pharmaceuticals, Inc.*	4,376	45,379
Phibro Animal Health Corp. "A"	3,254	41,554
Pliant Therapeutics, Inc.*	8,575	148,690
Prestige Consumer Healthcare, Inc.*	7,499	428,868
Revance Therapeutics, Inc.*	12,701	145,680
Scilex Holding Co.*	10,126	14,176
scPharmaceuticals, Inc.*	4,473	31,848
SIGA Technologies, Inc.	6,235	32,734
Supernus Pharmaceuticals, Inc.*	7,430	204,845
Taro Pharmaceutical Industries Ltd.*	1,245	46,949
Tarsus Pharmaceuticals, Inc.*	3,649	64,843
Terns Pharmaceuticals, Inc.*	6,651	33,454
Theravance Biopharma, Inc.*	8,122	70,093
Theseus Pharmaceuticals, Inc.*	3,155	8,487
Third Harmonic Bio, Inc.*	3,024	19,323
Trevi Therapeutics, Inc.*	6,548	14,275
Ventyx Biosciences, Inc.*	6,937	240,922
Verrica Pharmaceuticals, Inc.*	3,208	12,463
WaVe Life Sciences Ltd.*	9,163	52,687
Xeris Biopharma Holdings, Inc.*	20,745	38,586
Zevra Therapeutics, Inc.*	5,319	25,638
		5,691,552
Industrials 17.1%
Aerospace & Defense 0.8%
AAR Corp.*	5,201	309,616
AeroVironment, Inc.*	3,893	434,186
AerSale Corp.*	3,814	56,981
Archer Aviation, Inc. "A"* (a)	22,721	114,968
Astronics Corp.*	3,895	61,775
Cadre Holdings, Inc.	2,841	75,713
Ducommun, Inc.*	1,888	82,147
Eve Holding, Inc.*	2,836	23,510
Kaman Corp.	4,268	83,866
Kratos Defense & Security Solutions, Inc.*	18,913	284,073
Leonardo DRS, Inc.*	7,652	127,788
Moog, Inc. "A"	4,249	479,967
National Presto Industries, Inc.	775	56,157
Park Aerospace Corp.	2,553	39,648
Redwire Corp.*	1,296	3,745
Rocket Lab USA, Inc.*	41,476	181,665
Terran Orbital Corp.*	13,779	11,470
Triumph Group, Inc.*	9,704	74,333

V2X, Inc.*	1,662	85,859
Virgin Galactic Holdings, Inc.* (a)	36,601	65,882
		2,653,349
Air Freight & Logistics 0.2%
Air Transport Services Group, Inc.*	8,496	177,312
Forward Air Corp.	3,937	270,629
Hub Group, Inc. "A"*	4,726	371,180
Radiant Logistics, Inc.*	5,901	33,341
		852,462
Building Products 1.8%
AAON, Inc.	10,241	582,406
American Woodmark Corp.*	2,460	186,001
Apogee Enterprises, Inc.	3,342	157,341
AZZ, Inc.	3,763	171,518
CSW Industrials, Inc.	2,306	404,103
Gibraltar Industries, Inc.*	4,595	310,208
Griffon Corp.	6,569	260,592
Insteel Industries, Inc.	2,713	88,064
Janus International Group, Inc.*	12,875	137,763
JELD-WEN Holding, Inc.*	12,596	168,283
Masonite International Corp.*	3,370	314,151
Masterbrand, Inc.*	19,764	240,133
PGT Innovations, Inc.*	8,558	237,484
Quanex Building Products Corp.	4,842	136,399
Resideo Technologies, Inc.*	21,823	344,803
Simpson Manufacturing Co., Inc.	6,442	965,076
UFP Industries, Inc.	9,016	923,238
Zurn Elkay Water Solutions Corp.	22,334	625,799
		6,253,362
Commercial Services & Supplies 1.6%
ABM Industries, Inc.	10,028	401,220
ACCO Brands Corp.	14,335	82,283
ACV Auctions, Inc. "A"*	19,173	291,046
Aris Water Solutions, Inc. "A"	4,667	46,577
BrightView Holdings, Inc.*	6,119	47,422
Casella Waste Systems, Inc. "A"*	8,454	645,040
CECO Environmental Corp.*	4,588	73,270
Cimpress PLC*	2,710	189,727
CompX International, Inc.	256	4,759
CoreCivic, Inc.*	17,248	194,040
Deluxe Corp.	6,633	125,297
Ennis, Inc.	3,826	81,188
Enviri Corp.*	12,018	86,770
Healthcare Services Group, Inc.	10,913	113,823
Heritage-Crystal Clean, Inc.*	2,576	116,822
HNI Corp.	6,979	241,683
Interface, Inc.	8,859	86,907
LanzaTech Global, Inc.*	3,243	15,145
Li-cycle Holdings Corp.* (a)	20,856	74,039
Liquidity Services, Inc.*	3,271	57,635
Matthews International Corp. "A"	4,540	176,651
MillerKnoll, Inc.	11,472	280,490
Montrose Environmental Group, Inc.*	4,251	124,384
NL Industries, Inc.	1,654	7,856
OPENLANE, Inc.*	16,304	243,256
Performant Financial Corp.*	10,534	23,807
Pitney Bowes, Inc.	25,191	76,077

Quad Graphics, Inc.*	5,260	26,458
SP Plus Corp.*	2,976	107,434
Steelcase, Inc. "A"	13,533	151,164
The Brink's Co.	6,932	503,540
The GEO Group, Inc.*	18,302	149,710
UniFirst Corp.	2,257	367,914
Viad Corp.*	3,092	81,010
VSE Corp.	1,863	93,970
		5,388,414
Construction & Engineering 1.6%
Ameresco, Inc. "A"*	4,821	185,898
API Group Corp.*	31,404	814,306
Arcosa, Inc.	7,335	527,386
Argan, Inc.	1,928	87,763
Bowman Consulting Group Ltd.*	1,553	43,531
Comfort Systems U.S.A., Inc.	5,337	909,478
Concrete Pumping Holdings, Inc.*	3,638	31,214
Construction Partners, Inc. "A"*	5,949	217,495
Dycom Industries, Inc.*	4,281	381,009
Eneti, Inc.	3,742	37,719
Fluor Corp.*	21,484	788,463
Granite Construction, Inc.	6,609	251,274
Great Lakes Dredge & Dock Corp.*	9,865	78,624
IES Holdings, Inc.*	1,268	83,523
INNOVATE Corp.*	7,312	11,845
Limbach Holdings, Inc.*	1,418	44,993
MYR Group, Inc.*	2,459	331,375
Northwest Pipe Co.*	1,451	43,777
Primoris Services Corp.	8,009	262,135
Southland Holdings, Inc.*	574	3,484
Sterling Infrastructure, Inc.*	4,512	331,542
Tutor Perini Corp.*	6,356	49,767
		5,516,601
Electrical Equipment 1.5%
Allient, Inc.	1,835	56,738
Amprius Technologies, Inc.* (a)	844	4,001
Array Technologies, Inc.*	22,807	506,087
Atkore, Inc.*	5,835	870,524
Babcock & Wilcox Enterprises, Inc.*	8,273	34,829
Blink Charging Co.* (a)	8,433	25,805
Bloom Energy Corp. "A"* (a)	29,033	384,978
Dragonfly Energy Holdings Corp.*	3,801	5,854
Encore Wire Corp.	2,412	440,094
Energy Vault Holdings, Inc.*	15,322	39,071
EnerSys	6,197	586,670
Enovix Corp.*	20,427	256,359
Eos Energy Enterprises, Inc.* (a)	16,805	36,131
Ess Tech, Inc.*	14,917	28,044
Fluence Energy, Inc.*	6,013	138,239
FTC Solar, Inc.*	10,079	12,901
FuelCell Energy, Inc.*	59,147	75,708
GrafTech International, Ltd.	28,215	108,063
LSI Industries, Inc.	4,035	64,076
NEXTracker, Inc. "A"*	7,436	298,630
NuScale Power Corp.*	7,491	36,706
Powell Industries, Inc.	1,359	112,661
Preformed Line Products Co.	386	62,756
SES AI Corp.*	19,435	44,117

Shoals Technologies Group, Inc. "A"*	25,905	472,766
SKYX Platforms Corp.*	8,938	12,692
Stem, Inc.* (a)	21,868	92,720
SunPower Corp.* (a)	12,707	78,402
Thermon Group Holdings, Inc.*	5,103	140,179
TPI Composites, Inc.*	6,530	17,304
Vicor Corp.*	3,286	193,513
		5,236,618
Ground Transportation 0.5%
ArcBest Corp.	3,641	370,108
Covenant Logistics Group, Inc.	1,274	55,865
Daseke, Inc.*	5,436	27,887
FTAI Infrastructure, Inc.	15,597	50,222
Heartland Express, Inc.	7,185	105,548
Marten Transport Ltd.	8,641	170,314
P.A.M. Transportation Services, Inc.*	1,054	22,714
RXO, Inc.*	17,598	347,208
TuSimple Holdings, Inc. "A"*	25,708	40,104
Universal Logistics Holdings, Inc.	1,097	27,622
Werner Enterprises, Inc.	9,546	371,817
		1,589,409
Industrial Conglomerates 0.0%
Brookfield Business Corp. "A"	3,967	71,723
Machinery 3.7%
374Water, Inc.*	9,195	11,402
3D Systems Corp.*	18,644	91,542
Alamo Group, Inc.	1,536	265,513
Albany International Corp. "A"	4,713	406,638
Astec Industries, Inc.	3,452	162,624
Barnes Group, Inc.	7,414	251,854
Blue Bird Corp.*	2,770	59,139
Chart Industries, Inc.*	6,463	1,093,023
CIRCOR International, Inc.*	3,041	169,536
Columbus McKinnon Corp.	4,315	150,637
Commercial Vehicle Group, Inc.*	5,085	39,460
Desktop Metal, Inc. "A"* (a)	43,595	63,649
Douglas Dynamics, Inc.	3,462	104,483
Energy Recovery, Inc.*	8,239	174,749
Enerpac Tool Group Corp.	8,452	223,386
EnPro Industries, Inc.	3,149	381,627
ESCO Technologies, Inc.	3,868	403,974
Federal Signal Corp.	9,047	540,377
Franklin Electric Co., Inc.	6,940	619,256
Gencor Industries, Inc.*	1,639	23,159
Gorman-Rupp Co.	3,485	114,656
Greenbrier Companies, Inc.	4,543	181,720
Helios Technologies, Inc.	4,952	274,737
Hillenbrand, Inc.	10,422	440,955
Hillman Solutions Corp.*	28,976	239,052
Hyliion Holdings Corp.*	23,005	27,146
Hyster-Yale Materials Handling, Inc.	1,681	74,939
John Bean Technologies Corp.	4,789	503,515
Kadant, Inc.	1,760	396,968
Kennametal, Inc.	12,185	303,163
Lindsay Corp.	1,677	197,349
Luxfer Holdings PLC	4,237	55,293
Mayville Engineering Co., Inc.*	1,757	19,274

Microvast Holdings, Inc.*	16,638	31,446
Miller Industries, Inc.	1,713	67,167
Mueller Industries, Inc.	8,419	632,772
Mueller Water Products, Inc. "A"	23,471	297,612
Nikola Corp.* (a)	94,664	148,622
Omega Flex, Inc.	449	35,350
Park-Ohio Holdings Corp.	1,306	26,002
Proto Labs, Inc.*	3,839	101,350
REV Group, Inc.	4,931	78,896
Shyft Group, Inc.	5,297	79,296
SPX Technologies, Inc.*	6,666	542,612
Standex International Corp.	1,782	259,620
Tennant Co.	2,805	207,991
Terex Corp.	10,063	579,830
The Manitowoc Co., Inc.*	5,315	79,991
Titan International, Inc.*	7,587	101,893
Trinity Industries, Inc.	12,085	294,270
Velo3D, Inc.*	13,864	21,628
Wabash National Corp.	7,252	153,162
Watts Water Technologies, Inc. "A"	4,109	710,117
		12,514,422
Marine Transportation 0.3%
Costamare, Inc.	7,109	68,389
Eagle Bulk Shipping, Inc.	1,307	54,933
Genco Shipping & Trading Ltd.	6,333	88,599
Golden Ocean Group Ltd. (a)	18,142	142,959
Himalaya Shipping Ltd.*	629	3,038
Matson, Inc.	5,368	476,249
Pangaea Logistics Solutions Ltd.	5,472	32,175
Safe Bulkers, Inc.	8,958	29,024
		895,366
Passenger Airlines 0.4%
Allegiant Travel Co.	2,375	182,542
Blade Air Mobility, Inc.*	9,256	23,973
Frontier Group Holdings, Inc.*	5,252	25,420
Hawaiian Holdings, Inc.*	7,239	45,823
JetBlue Airways Corp.*	49,485	227,631
Joby Aviation, Inc.* (a)	41,557	268,043
SkyWest, Inc.*	6,674	279,908
Spirit Airlines, Inc.	16,399	270,583
Sun Country Airlines Holdings, Inc.*	5,829	86,502
		1,410,425
Professional Services 2.5%
Alight, Inc. "A"*	59,889	424,613
ASGN, Inc.*	7,253	592,425
Asure Software, Inc.*	2,905	27,481
Barrett Business Services, Inc.	1,007	90,872
Blacksky Technology, Inc.*	18,235	21,335
CBIZ, Inc.*	7,268	377,209
Conduent, Inc.*	24,764	86,179
CRA International, Inc.	1,048	105,596
CSG Systems International, Inc.	4,713	240,929
ExlService Holdings, Inc.*	24,285	680,951
Exponent, Inc.	7,635	653,556
First Advantage Corp.	8,420	116,112
FiscalNote Holdings, Inc.*	9,652	20,076
Forrester Research, Inc.*	1,716	49,592

Franklin Covey Co.*	1,665	71,462
Heidrick & Struggles International, Inc.	2,982	74,610
HireQuest, Inc.	827	12,761
HireRight Holdings Corp.*	2,355	22,396
Huron Consulting Group, Inc.*	2,876	299,564
IBEX Holdings Ltd.*	1,647	25,446
ICF International, Inc.	2,818	340,443
Innodata, Inc.*	3,892	33,199
Insperity, Inc.	5,473	534,165
Kelly Services, Inc. "A"	4,612	83,892
Kforce, Inc.	2,968	177,071
Korn Ferry	7,834	371,645
Legalzoom.com, Inc.*	15,369	168,137
Maximus, Inc.	9,135	682,202
Mistras Group, Inc.*	3,315	18,067
NV5 Global, Inc.*	2,065	198,715
Parsons Corp.*	6,150	334,253
Planet Labs PBC*	24,124	62,722
Resources Connection, Inc.	5,033	75,042
Skillsoft Corp.*	11,774	10,436
Sterling Check Corp.*	4,444	56,083
TriNet Group, Inc.* (a)	5,690	662,771
TrueBlue, Inc.*	4,745	69,609
TTEC Holdings, Inc.	3,010	78,922
Upwork, Inc.*	18,366	208,638
Verra Mobility Corp.*	20,884	390,531
Willdan Group, Inc.*	1,773	36,222
		8,585,930
Trading Companies & Distributors 2.2%
Alta Equipment Group, Inc.	3,466	41,800
Applied Industrial Technologies, Inc.	5,795	895,965
Beacon Roofing Supply, Inc.*	8,163	629,939
BlueLinx Holdings, Inc.*	1,350	110,821
Boise Cascade Co.	5,975	615,664
Custom Truck One Source, Inc.*	8,760	54,312
Distribution Solutions Group, Inc.*	1,408	36,608
DXP Enterprises, Inc.*	2,062	72,046
EVI Industries, Inc.*	736	18,268
FTAI Aviation Ltd.	15,055	535,205
GATX Corp.	5,320	578,976
Global Industrial Co.	1,861	62,344
GMS, Inc.*	6,216	397,638
H&E Equipment Services, Inc.	4,906	211,890
Herc Holdings, Inc.	4,230	503,116
Hudson Technologies, Inc.*	6,658	88,551
Karat Packaging, Inc.	762	17,572
McGrath RentCorp.	3,718	372,692
MRC Global, Inc.*	12,319	126,270
NOW, Inc.*	16,098	191,083
Rush Enterprises, Inc. "A"	9,322	380,617
Rush Enterprises, Inc. "B"	1,334	60,417
Textainer Group Holdings Ltd.	6,362	236,984
Titan Machinery, Inc.*	2,982	79,262
Transcat, Inc.*	1,127	110,412
Triton International Ltd.*	8,247	678,799
Veritiv Corp.	1,980	334,422

Willis Lease Finance Corp.*	452	19,120
Xometry, Inc. "A"*	5,266	89,417
		7,550,210
Information Technology 13.1%
Communications Equipment 0.7%
ADTRAN Holdings, Inc.	12,102	99,599
Aviat Networks, Inc.*	1,559	48,641
Calix, Inc.*	8,908	408,343
Cambium Networks Corp.*	2,026	14,850
Clearfield, Inc.*	2,039	58,438
CommScope Holding Co., Inc.*	30,567	102,705
Comtech Telecommunications Corp.	4,253	37,214
Digi International, Inc.*	5,383	145,341
DZS, Inc.*	3,116	6,544
Extreme Networks, Inc.*	18,938	458,489
Harmonic, Inc.*	16,220	156,199
Infinera Corp.*	30,593	127,879
KVH Industries, Inc.*	2,703	13,785
NETGEAR, Inc.*	4,531	57,045
NetScout Systems, Inc.*	10,304	288,718
Ribbon Communications, Inc.*	13,542	36,292
Viavi Solutions, Inc.*	33,291	304,280
		2,364,362
Electronic Equipment, Instruments & Components 2.7%
908 Devices, Inc.*	3,218	21,432
Advanced Energy Industries, Inc.	5,635	581,081
Aeva Technologies, Inc.*	10,846	8,296
Akoustis Technologies, Inc.*	10,563	7,953
Arlo Technologies, Inc.*	13,267	136,650
Badger Meter, Inc.	4,433	637,776
Bel Fuse, Inc. "B"	1,609	76,781
Belden, Inc.	6,394	617,341
Benchmark Electronics, Inc.	5,430	131,732
Climb Global Solutions, Inc.	634	27,268
CTS Corp.	4,738	197,764
Daktronics, Inc.*	5,370	47,900
ePlus, Inc.*	4,043	256,811
Evolv Technologies Holdings, Inc.*	16,456	79,976
Fabrinet*	5,555	925,574
FARO Technologies, Inc.*	2,722	41,456
Insight Enterprises, Inc.*	4,300	625,650
Iteris, Inc.*	6,498	26,902
Itron, Inc.*	6,817	412,974
Kimball Electronics, Inc.*	3,660	100,211
Knowles Corp.*	13,684	202,660
Lightwave Logic, Inc.* (a)	17,659	78,936
Luna Innovations, Inc.*	4,968	29,112
Methode Electronics, Inc.	5,170	118,134
MicroVision, Inc.* (a)	26,782	58,653
Mirion Technologies, Inc.*	30,305	226,378
Napco Security Technologies, Inc.	4,665	103,796
nLight, Inc.*	6,789	70,606
Novanta, Inc.*	5,374	770,847
OSI Systems, Inc.*	2,405	283,886
PAR Technology Corp.*	4,052	156,164
PC Connection, Inc.	1,657	88,451

Plexus Corp.*	4,138	384,751
Presto Automation, Inc.*	879	1,257
Richardson Electronics Ltd.	1,823	19,925
Rogers Corp.*	2,592	340,770
Sanmina Corp.*	8,681	471,205
ScanSource, Inc.*	3,638	110,268
SmartRent, Inc.*	28,657	74,795
TTM Technologies, Inc.*	15,514	199,820
Vishay Intertechnology, Inc.	19,412	479,865
Vishay Precision Group, Inc.*	1,894	63,601
Vuzix Corp.* (a)	8,950	32,489
		9,327,897
IT Services 0.4%
BigBear.ai Holdings, Inc.*	4,361	6,585
BigCommerce Holdings, Inc.Series 1*	10,268	101,345
Brightcove, Inc.*	6,293	20,704
DigitalOcean Holdings, Inc.*	9,478	227,756
Fastly, Inc. "A"*	17,896	343,066
Grid Dynamics Holdings, Inc.*	8,379	102,056
Information Services Group, Inc.	5,892	25,807
Perficient, Inc.*	5,146	297,748
Rackspace Technology, Inc.*	8,271	19,437
Squarespace, Inc. "A"*	6,776	196,301
The Hackett Group, Inc.	3,832	90,397
Thoughtworks Holding, Inc.*	14,400	58,752
Tucows, Inc. "A"*	1,493	30,472
Unisys Corp.*	10,668	36,805
		1,557,231
Semiconductors & Semiconductor Equipment 3.1%
Acm Research, Inc. "A"*	7,217	130,664
Aehr Test Systems*	3,943	180,195
Alpha & Omega Semiconductor Ltd.*	3,368	100,501
Ambarella, Inc.*	5,652	299,726
Amkor Technology, Inc.	15,434	348,808
Atomera, Inc.*	2,972	18,605
Axcelis Technologies, Inc.*	4,925	803,021
CEVA, Inc.*	3,481	67,497
Cohu, Inc.*	7,073	243,594
Credo Technology Group Holding Ltd.*	14,786	225,487
Diodes, Inc.*	6,789	535,245
FormFactor, Inc.*	11,600	405,304
Ichor Holdings Ltd.*	4,344	134,490
Impinj, Inc.*	3,501	192,660
indie Semiconductor, Inc. "A"*	21,182	133,447
inTEST Corp.*	1,641	24,894
Kulicke & Soffa Industries, Inc.	8,307	403,969
MACOM Technology Solutions Holdings, Inc.*	8,184	667,651
Maxeon Solar Technologies Ltd.*	4,381	50,776
MaxLinear, Inc.*	11,156	248,221
Navitas Semiconductor Corp.*	16,198	112,576
NVE Corp.	731	60,044
Onto Innovation, Inc.*	7,349	937,144
PDF Solutions, Inc.*	4,695	152,118
Photronics, Inc.*	9,088	183,668
Power Integrations, Inc.	8,533	651,153
Rambus, Inc.*	16,396	914,733
Semtech Corp.*	9,683	249,337
Silicon Laboratories, Inc.*	4,768	552,564

SiTime Corp.*	2,558	292,251
SkyWater Technology, Inc.*	2,807	16,898
SMART Global Holdings, Inc.*	7,349	178,948
Synaptics, Inc.*	5,916	529,127
Transphorm, Inc.*	4,330	9,613
Ultra Clean Holdings, Inc.*	6,763	200,658
Veeco Instruments, Inc.*	7,716	216,897
		10,472,484
Software 5.4%
8x8, Inc.*	16,801	42,339
A10 Networks, Inc.	10,719	161,107
ACI Worldwide, Inc.*	16,385	369,646
Adeia, Inc.	16,393	175,077
Agilysys, Inc.*	3,052	201,920
Alarm.com Holdings, Inc.*	7,223	441,614
Alkami Technology, Inc.*	6,090	110,960
Altair Engineering, Inc. "A"*	8,080	505,485
American Software, Inc. "A"	5,096	58,400
Amplitude, Inc. "A"*	9,904	114,589
Appfolio, Inc. "A"*	2,877	525,427
Appian Corp. "A"*	6,191	282,372
Applied Digital Corp.*	10,573	65,976
Asana, Inc. "A"*	12,088	221,331
Aurora Innovation, Inc.*	49,846	117,138
Avepoint, Inc.*	22,546	151,509
Bit Digital, Inc.*	11,224	24,019
Blackbaud, Inc.*	6,533	459,401
Blackline, Inc.*	8,526	472,937
Box, Inc. "A"*	21,161	512,308
Braze, Inc. "A"*	7,840	366,363
C3.ai, Inc. "A"*	9,081	231,747
Cerence, Inc.*	6,165	125,581
Cipher Mining, Inc.* (a)	6,948	16,189
Cleanspark, Inc.*	16,041	61,116
Clear Secure, Inc. "A"	12,633	240,532
CommVault Systems, Inc.*	6,626	447,984
Consensus Cloud Solutions, Inc.*	2,823	71,083
CoreCard Corp.*	1,096	21,920
Couchbase, Inc.*	5,264	90,330
CS Disco, Inc.*	3,737	24,814
CXApp, Inc.*	294	532
Digimarc Corp.*	2,086	67,774
Digital Turbine, Inc.*	14,608	88,378
Domo, Inc. "B"*	4,925	48,314
E2open Parent Holdings, Inc.*	24,847	112,805
Ebix, Inc.	3,766	37,208
eGain Corp.*	2,965	18,175
Enfusion, Inc. "A"*	5,457	48,949
EngageSmart, Inc.*	7,113	127,963
Envestnet, Inc.*	7,522	331,194
Everbridge, Inc.*	5,994	134,386
EverCommerce, Inc.*	3,187	31,966
Expensify, Inc. "A"*	8,555	27,804
Freshworks, Inc. "A"*	24,351	485,072
Instructure Holdings, Inc.*	2,992	75,997
Intapp, Inc.*	3,281	109,979
InterDigital, Inc.	4,043	324,410
Jamf Holding Corp.*	10,323	182,304

Kaltura, Inc.*	12,861	22,250
LivePerson, Inc.*	9,999	38,896
LiveRamp Holdings, Inc.*	9,796	282,517
Livevox Holdings, Inc.*	2,743	9,162
Marathon Digital Holdings, Inc.* (a)	25,695	218,408
Matterport, Inc.*	36,289	78,747
MeridianLink, Inc.*	4,032	68,786
MicroStrategy, Inc. "A"* (a)	1,655	543,303
Mitek Systems, Inc.*	6,138	65,799
Model N, Inc.*	5,720	139,625
N-able, Inc.*	10,710	138,159
NextNav, Inc.* (a)	8,270	42,508
Olo, Inc. "A"*	16,031	97,148
ON24, Inc.	5,006	31,688
OneSpan, Inc.*	6,282	67,532
PagerDuty, Inc.*	13,219	297,295
PowerSchool Holdings, Inc. "A"*	8,536	193,426
Progress Software Corp.	6,511	342,348
PROS Holdings, Inc.*	6,812	235,831
Q2 Holdings, Inc.*	8,637	278,716
Qualys, Inc.*	5,586	852,144
Rapid7, Inc.*	9,063	414,904
Red Violet, Inc.*	1,699	33,997
Rimini Street, Inc.*	8,204	18,049
Riot Platforms, Inc.*	25,489	237,812
Sapiens International Corp. NV	4,723	134,275
SEMrush Holdings, Inc. "A"*	4,843	41,166
Solarwinds Corp.*	7,816	73,783
SoundHound AI, Inc. "A"*	21,790	43,798
SoundThinking, Inc.*	1,538	27,530
Sprinklr, Inc. "A"*	15,414	213,330
Sprout Social, Inc. "A"*	7,236	360,932
SPS Commerce, Inc.*	5,543	945,691
Tenable Holdings, Inc.*	17,165	768,992
Terawulf, Inc.*	19,199	24,191
Varonis Systems, Inc.*	16,347	499,237
Verint Systems, Inc.*	9,409	216,313
Veritone, Inc.*	4,002	10,325
Viant Technology, Inc. "A"*	2,650	14,840
Weave Communications, Inc.*	5,061	41,247
Workiva, Inc.*	7,359	745,761
Xperi, Inc.*	6,290	62,019
Yext, Inc.*	16,498	104,432
Zeta Global Holdings Corp. "A"*	20,488	171,075
Zuora, Inc. "A"*	19,159	157,870
		18,370,281
Technology Hardware, Storage & Peripherals 0.8%
Avid Technology, Inc.*	5,009	134,592
Composecure, Inc.*	2,580	16,641
Corsair Gaming, Inc.*	5,735	83,329
CPI Card Group, Inc.*	677	12,538
Eastman Kodak Co.*	8,309	34,981
Immersion Corp.	4,697	31,047
Intevac, Inc.*	3,996	12,428
IonQ, Inc.* (a)	24,339	362,164
Super Micro Computer, Inc.*	6,981	1,914,330

Turtle Beach Corp.*	2,545	23,096
Xerox Holding Corp.	17,424	273,383
		2,898,529
Materials 4.5%
Chemicals 1.9%
AdvanSix, Inc.	4,083	126,900
American Vanguard Corp.	4,134	45,185
Aspen Aerogels, Inc.*	7,886	67,820
Avient Corp.	13,677	483,072
Balchem Corp.	4,807	596,260
Cabot Corp.	8,317	576,118
Chase Corp.	1,155	146,951
Core Molding Technologies, Inc.*	1,251	35,641
Danimer Scientific, Inc.*	12,324	25,511
Ecovyst, Inc.*	14,018	137,937
FutureFuel Corp.	4,335	31,082
H.B. Fuller Co.	8,140	558,485
Hawkins, Inc.	2,849	167,664
Ingevity Corp.*	5,431	258,570
Innospec, Inc.	3,764	384,681
Intrepid Potash, Inc.*	1,621	40,784
Koppers Holdings, Inc.	3,105	122,803
Kronos Worldwide, Inc.	3,387	26,249
Livent Corp.* (a)	27,238	501,451
LSB Industries, Inc.*	7,938	81,206
Mativ Holdings, Inc.	8,335	118,857
Minerals Technologies, Inc.	4,919	269,364
Origin Materials, Inc.*	16,088	20,593
Orion SA	8,525	181,412
Perimeter Solutions SA*	23,826	108,170
PureCycle Technologies, Inc.*	17,153	96,228
Quaker Chemical Corp.	2,101	336,160
Rayonier Advanced Materials, Inc.*	9,680	34,267
Sensient Technologies Corp.	6,339	370,705
Stepan Co.	3,235	242,528
Trinseo PLC	5,227	42,705
Tronox Holdings PLC	17,419	234,111
Valhi, Inc.	300	3,978
		6,473,448
Construction Materials 0.3%
Knife River Corp.*	8,449	412,565
Summit Materials, Inc. "A"*	17,960	559,274
United States Lime & Minerals, Inc.	300	60,300
		1,032,139
Containers & Packaging 0.3%
Greif, Inc. "A"	3,613	241,385
Greif, Inc. "B"	801	53,315
Myers Industries, Inc.	5,536	99,260
O-I Glass, Inc*	23,378	391,114
Pactiv Evergreen, Inc.	5,940	48,292
Ranpak Holdings Corp.*	6,325	34,408
TriMas Corp.	6,337	156,904
		1,024,678
Metals & Mining 1.9%
5E Advanced Materials, Inc.*	6,744	15,241

Alpha Metallurgical Resources, Inc.	1,884	489,331
Arch Resources, Inc.	2,735	466,755
ATI, Inc.*	19,362	796,746
Caledonia Mining Corp. PLC	2,382	23,487
Carpenter Technology Corp.	7,284	489,558
Century Aluminum Co.*	7,477	53,760
Coeur Mining, Inc.*	49,194	109,211
Commercial Metals Co.	17,581	868,677
Compass Minerals International, Inc.	5,257	146,933
Constellium SE*	18,896	343,907
Contango ORE, Inc.*	561	10,177
Dakota Gold Corp.*	8,704	22,456
Haynes International, Inc.	1,942	90,342
Hecla Mining Co.	92,133	360,240
i-80 Gold Corp.*	29,731	45,488
Ivanhoe Electric, Inc.* (a)	8,206	97,651
Kaiser Aluminum Corp.	2,388	179,721
Materion Corp.	3,077	313,577
NioCorp. Developments Ltd.*	771	2,799
Novagold Resources, Inc.*	36,941	141,853
Olympic Steel, Inc.	1,540	86,563
Perpetua Resources Corp.*	5,823	18,983
Piedmont Lithium, Inc.*	2,625	104,213
PolyMet Mining Corp.*	3,652	7,596
Ramaco Resources, Inc. "A"	3,684	40,487
Ramaco Resources, Inc. "B"	736	8,781
Ryerson Holding Corp.	3,581	104,171
Schnitzer Steel Industries, Inc. "A"	3,951	110,035
SunCoke Energy, Inc.	12,192	123,749
TimkenSteel Corp.*	6,646	144,351
Tredegar Corp.	4,170	22,560
Warrior Met Coal, Inc.	7,708	393,725
Worthington Industries, Inc.	4,634	286,474
		6,519,598
Paper & Forest Products 0.1%
Clearwater Paper Corp.*	2,551	92,474
Glatfelter Corp.*	7,634	15,268
Sylvamo Corp.	5,405	237,495
		345,237
Real Estate 6.0%
Diversified REITs 0.6%
Alexander & Baldwin, Inc.	11,028	184,498
Alpine Income Property Trust, Inc.	1,981	32,409
American Assets Trust, Inc.	7,430	144,513
Armada Hoffler Properties, Inc.	10,273	105,196
Broadstone Net Lease, Inc.	28,292	404,576
CTO Realty Growth, Inc.	3,360	54,466
Empire State Realty Trust, Inc. "A"	19,973	160,583
Essential Properties Realty Trust, Inc.	23,327	504,563
Gladstone Commercial Corp.	6,259	76,109
Global Net Lease, Inc.	29,104	279,689
NexPoint Diversified Real Estate Trust	4,853	42,270
One Liberty Properties, Inc.	2,264	42,722
Star Holdings*	1,758	22,010
		2,053,604

Health Care REITs 0.6%
CareTrust REIT, Inc.	15,120	309,960
Community Healthcare Trust, Inc.	3,915	116,275
Diversified Healthcare Trust	36,212	70,251
Global Medical REIT, Inc.	9,328	83,672
LTC Properties, Inc.	6,227	200,074
National Health Investors, Inc.	6,342	325,725
Physicians Realty Trust	35,825	436,707
Sabra Health Care REIT, Inc.	34,582	482,073
Universal Health Realty Income Trust	1,986	80,294
		2,105,031
Hotel & Resort REITs 0.9%
Apple Hospitality REIT, Inc.	32,636	500,636
Braemar Hotels & Resorts, Inc.	9,986	27,661
Chatham Lodging Trust	7,282	69,689
DiamondRock Hospitality Co.	31,757	255,009
Hersha Hospitality Trust "A"	4,795	47,279
Pebblebrook Hotel Trust (a)	18,330	249,105
RLJ Lodging Trust	23,398	229,066
Ryman Hospitality Properties, Inc.	8,686	723,370
Service Properties Trust	24,967	191,996
Summit Hotel Properties, Inc.	16,063	93,165
Sunstone Hotel Investors, Inc.	31,461	294,160
Xenia Hotels & Resorts, Inc.	16,379	192,945
		2,874,081
Industrial REITs 0.5%
Innovative Industrial Properties, Inc.	4,232	320,193
LXP Industrial Trust	43,281	385,201
Plymouth Industrial REIT, Inc.	6,548	137,181
Terreno Realty Corp.	12,328	700,230
		1,542,805
Office REITs 0.7%
Brandywine Realty Trust	25,969	117,899
City Office REIT, Inc.	6,317	26,847
COPT Defense Properties	17,001	405,134
Douglas Emmett, Inc.	24,457	312,071
Easterly Government Properties, Inc.	14,102	161,186
Equity Commonwealth	15,849	291,146
Hudson Pacific Properties, Inc.	20,732	137,868
JBG SMITH Properties	16,638	240,586
Office Properties Income Trust	7,334	30,069
Orion Office REIT, Inc.	8,668	45,160
Paramount Group, Inc.	28,261	130,566
Peakstone Realty Trust	5,258	87,493
Piedmont Office Realty Trust, Inc. "A"	18,959	106,550
Postal Realty Trust, Inc. "A"	2,878	38,853
SL Green Realty Corp. (a)	9,666	360,542
		2,491,970
Real Estate Management & Development 0.7%
American Realty Investors, Inc.*	100	1,462
Anywhere Real Estate, Inc.*	16,312	104,886
Compass, Inc. "A"*	43,918	127,362
Cushman & Wakefield PLC*	24,878	189,570
DigitalBridge Group, Inc.	24,211	425,629
Douglas Elliman, Inc.	11,619	26,259
eXp World Holdings, Inc. (a)	10,650	172,956
Forestar Group, Inc.*	2,674	72,038

FRP Holdings, Inc.*	1,018	54,942
Kennedy-Wilson Holdings, Inc.	18,187	268,076
Marcus & Millichap, Inc.	3,470	101,810
Maui Land & Pineapple Co., Inc.*	1,228	16,271
Newmark Group, Inc. "A"	20,572	132,278
Opendoor Technologies, Inc.*	81,508	215,181
RE/MAX Holdings, Inc. "A"	2,616	33,851
Redfin Corp.* (a)	15,796	111,204
Stratus Properties, Inc.*	861	23,591
Tejon Ranch Co.*	3,236	52,488
The RMR Group, Inc. "A"	2,173	53,282
The St. Joe Co.	5,223	283,766
Transcontinental Realty Investors, Inc.*	316	9,676
		2,476,578
Residential REITs 0.4%
Apartment Investment and Management Co. "A" *	22,668	154,142
BRT Apartments Corp.	1,764	30,464
Centerspace	2,286	137,754
Clipper Realty, Inc.	1,682	8,713
Elme Communities	12,990	177,184
Independence Realty Trust, Inc.	33,929	477,381
NexPoint Residential Trust, Inc.	3,476	111,858
UMH Properties, Inc.	8,372	117,376
Veris Residential, Inc.	12,056	198,924
		1,413,796
Retail REITs 1.2%
Acadia Realty Trust	14,157	203,153
Alexander's, Inc.	305	55,580
Cbl & Associates Properties, Inc.	4,032	84,591
Getty Realty Corp.	6,808	188,786
Inventrust Properties Corp.	10,319	245,695
Kite Realty Group Trust	32,708	700,605
NETSTREIT Corp.	9,943	154,912
Phillips Edison & Co., Inc.	17,742	595,067
Retail Opportunity Investments Corp.	18,617	230,479
RPT Realty	12,624	133,310
Saul Centers, Inc.	1,794	63,274
SITE Centers Corp.	28,524	351,701
Tanger Factory Outlet Centers, Inc.	15,285	345,441
The Macerich Co.	32,255	351,902
Urban Edge Properties	17,447	266,241
Whitestone REIT	7,547	72,678
		4,043,415
Specialized REITs 0.4%
Farmland Partners, Inc.	6,912	70,917
Four Corners Property Trust, Inc.	13,084	290,334
Gladstone Land Corp.	5,143	73,185
Outfront Media, Inc.	22,150	223,715
PotlatchDeltic Corp.	11,898	540,050
Safehold, Inc.	6,406	114,027
Uniti Group, Inc.	36,329	171,473
		1,483,701
Utilities 2.8%
Electric Utilities 0.7%
ALLETE, Inc.	8,723	460,574

Genie Energy Ltd. "B"	3,046	44,868
MGE Energy, Inc.	5,513	377,696
Otter Tail Corp.	6,216	471,919
PNM Resources, Inc.	12,899	575,424
Portland General Electric Co.	14,573	589,915
		2,520,396
Gas Utilities 0.9%
Brookfield Infrastructure Corp. "A" (a)	14,784	522,467
Chesapeake Utilities Corp.	2,642	258,256
New Jersey Resources Corp.	14,611	593,645
Northwest Natural Holding Co.	5,446	207,819
ONE Gas, Inc.	8,298	566,587
RGC Resources, Inc.	1,240	21,452
Southwest Gas Holdings, Inc.	9,276	560,363
Spire, Inc.	7,762	439,174
		3,169,763
Independent Power & Renewable Electricity Producers 0.3%
Altus Power, Inc.*	10,001	52,505
Montauk Renewables, Inc.*	9,661	88,012
Ormat Technologies, Inc.	8,071	564,324
Sunnova Energy International, Inc.* (a)	15,069	157,772
		862,613
Multi-Utilities 0.4%
Avista Corp.	11,442	370,377
Black Hills Corp.	10,000	505,900
Northwestern Energy Group, Inc.	9,062	435,520
Unitil Corp.	2,456	104,896
		1,416,693
Water Utilities 0.5%
American States Water Co.	5,594	440,136
Artesian Resources Corp. "A"	1,343	56,393
Cadiz, Inc.*	6,416	21,237
California Water Service Group	8,627	408,143
Consolidated Water Co., Ltd.	2,296	65,298
Global Water Resources, Inc.	1,753	17,092
Middlesex Water Co.	2,665	176,556
Pure Cycle Corp.*	3,082	29,587
SJW Group	4,749	285,463
York Water Co.	2,190	82,103
		1,582,008
Total Common Stocks (Cost $333,594,570)		338,144,242

Other Investments 0.0%
Health Care 0.0%
Life Sciences Tools & Services 0.0%
OmniAb, Inc. $12.50 Earnout* (b) (c)	862	0
OmniAb, Inc. $15.00 Earnout* (b) (c)	862	0
Total Other Investments (Cost $0)		0

Rights 0.0%
Health Care
Aduro Biotech, Inc.* (c)	2,328	0
Chinook Therapeutics, Inc.* (c)	8,604	3,356

GTX, Inc.* (a) (c)	123	252
Tobira Therapeutics, Inc.* (c)	1,687	101
Total Rights (Cost $3,711)		3,709

	Principal Amount ($)	Value ($)

Government & Agency Obligations 0.1%
U.S. Treasury Obligations
U.S. Treasury Bills, 5.272% (d), 10/26/2023 (e) (Cost $328,790)	330,000	328,838

	Shares	Value ($)

Securities Lending Collateral 3.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.25% (f) (g) (Cost $10,773,171)	10,773,171	10,773,171

Cash Equivalents 1.1%
DWS Central Cash Management Government Fund, 5.36% (f) (Cost $3,874,181)	3,874,181	3,874,181

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $348,574,423)	103.0	353,124,141
Other Assets and Liabilities, Net	(3.0)	(10,378,050)
Net Assets	100.0	342,746,091
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2023 are as follows:
Value ($) at 12/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2023	Value ($) at 9/30/2023
Securities Lending Collateral 3.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.25% (f) (g)
6,182,630	4,590,541 (h)	—	—	—	193,367	—	10,773,171	10,773,171
Cash Equivalents 1.1%
DWS Central Cash Management Government Fund, 5.36% (f)
9,489,906	51,926,079	57,541,804	—	—	261,151	—	3,874,181	3,874,181
15,672,536	56,516,620	57,541,804	—	—	454,518	—	14,647,352	14,647,352

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2023 amounted to $10,338,955, which is 3.0% of net assets.

(b)
Earnout Shares: Will vest based upon the achievement of certain volume-weighted average trading prices (VWAP) for shares of
OmniAb Inc. Earnout Shares are not transferrable until the vesting condition for the applicable tranche of Earnout Shares has been achieved.

(c)	Investment was valued using significant unobservable inputs.
(d)	Annualized yield at time of purchase; not a coupon rate.
(e)	At September 30, 2023, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2023.

REIT: Real Estate Investment Trust
At September 30, 2023, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
Russell E-Mini 2000 Index	USD	12/15/2023	55	5,099,954	4,946,150	(153,804)
Currency Abbreviation(s)

USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$8,049,346	$—	$—	$8,049,346
Consumer Discretionary	35,794,613	—	—	35,794,613
Consumer Staples	12,133,000	—	—	12,133,000
Energy	28,593,936	—	—	28,593,936
Financials	54,446,955	—	—	54,446,955
Health Care	50,185,763	—	—	50,185,763
Industrials	57,839,492	678,799	—	58,518,291
Information Technology	44,990,784	—	—	44,990,784
Materials	15,395,100	—	—	15,395,100
Real Estate	20,484,981	—	—	20,484,981
Utilities	9,551,473	—	—	9,551,473
Other Investments	—	—	0	0
Rights	—	—	3,709	3,709
Government & Agency Obligations	—	328,838	—	328,838
Short-Term Investments (a)	14,647,352	—	—	14,647,352
Total	$352,112,795	$1,007,637	$3,709	$353,124,141

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(153,804)	$—	$—	$(153,804)
Total	$(153,804)	$—	$—	$(153,804)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2023 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Futures Contracts
Equity Contracts	$(153,804)

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
vit-scif-PH3
R-080548-2 (1/25)